[5~

                   As filed with the Securities and Exchange
                       Commission on [          ], 2000

                                                   File Nos.  2-79807
                                                             811-3586

                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM N-1A

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                        Pre-Effective Amendment No.
                       Post-Effective Amendment No. 41          X
                                    and/or

                  REGISTRATION STATEMENT UNDER THE INVESTMENT
                             COMPANY ACT OF 1940

                             Amendment No. 39                     X

                           ALLIANCE MUNICIPAL TRUST
              (Exact Name of Registrant as Specified in Charter)
           1345 Avenue of the Americas, New York, New York     10105
             (Address of Principal Executive Office)    (Zip Code)

              Registrant's Telephone Number, including Area Code:
                                (800) 221-5672

                             EDMUND P. BERGAN, JR.
                       Alliance Capital Management L.P.
                          1345 Avenue of the Americas
                           New York, New York 10105
                    (Name and address of agent for service)

                         Copies of communications to:
                           Thomas G. MacDonald, Esq.
                              Seward & Kissel LLP
                            One Battery Park Plaza
                           New York, New York 10004

          It is proposed that this filing will become effective (Check appropriate line)

                X immediately upon filing pursuant to paragraph (b) on (date) pursuant to paragraph (b)
                   60 days after filing pursuant to paragraph (a)(1) on (date) pursuant to paragraph (a)(1)





                   75 days after filing pursuant to paragraph (a)(2) on (date) pursuant to paragraph (a)(2) of Rule 485.

          Registrant has registered an indefinite number of shares of beneficial interest pursuant to Rule 24f-2 under the Investment Company Act of 1940. Registrant's Rule 24f-2 notice for its fiscal year ended June 30, 1999 was filed on September 20, 1999.

             This Post-Effective Amendment No. 41 relates solely to the Ohio Portfolio of the Registrant. No information contained in the Registrant's Registration Statement relating to the General Portfolio, New York Portfolio, California Portfolio, Connecticut Portfolio, Pennsylvania Portfolio, New Jersey Portfolio, Virginia Portfolio, Florida Portfolio or Massachusetts Portfolio of the Registrant is amended or superseded hereby.

                              ALLIANCE MUNICIPAL TRUST


                                   OHIO PORTFOLIO


                                     PROSPECTUS
                                 [          ], 2000


          The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

                   This Prospectus describes the Ohio Portfolio of Alliance Municipal Trust. The Portfolio's investment adviser is Alliance Capital Management L.P., a global investment manager providing diversified services to institutions and individuals through a broad line of investments including more than 100 mutual funds.

          ________________________________________________________________

                                 RISK/RETURN SUMMARY
          ________________________________________________________________

                   The following is a summary of certain key information about the Portfolio. You will find additional information about the Portfolio, including a detailed description of the risks of an investment in the Portfolio, after this summary.

                   Objectives: The investment objectives of the Portfolio are safety of principal, liquidity, and, to the extent consistent with these objectives, maximum current income exempt from income taxation to the extent described in this Prospectus.

                   The Portfolio pursues its objectives by investing primarily in municipal securities issued by the state of Ohio and its political subdivisions.

                   Principal Investment Strategy: The Portfolio is a "money market fund" that seeks to maintain a stable net asset value of $1.00 per share. The Portfolio pursues its objectives by investing in high-quality municipal securities of Ohio issuers. The Portfolio is non-diversified and only offered to residents of Ohio.

          PERFORMANCE AND BAR CHART INFORMATION

                   There is no performance table or bar chart for the Portfolio because it has not completed a full calendar year of operations.

                   You may obtain current seven-day yield information for the Portfolio by calling (800) 221-9513 or your financial intermediary.

          PRINCIPAL RISKS

                   The principal risks of investing in the Portfolio are:

                   - Interest Rate Risk. This is the risk that changes in interest rates will adversely affect the yield or value of the Portfolio's investments in debt securities.

                   - Credit Risk. This is the risk that the issuer or guarantor of a debt security will be unable or unwilling to make timely interest or principal payments, or to otherwise honor its obligations. The degree of risk for a particular security may be reflected in its credit rating. Credit risk includes the possibility that any of the Portfolio's investments will have its credit ratings downgraded.

                   - Municipal Market Risk. This is the risk that special factors, such as political or legislative changes and local and business developments, may adversely affect the yield or value of a Portfolio's investment. Because the Portfolio invests primarily in municipal securities of Ohio issuers, it is vulnerable to events adversely affecting Ohio's economy including developments impacting particularly significant service sectors, including trade, medical and health services, education and financial institutions and dominant industries, including agriculture and related businesses.

                   - Diversification Risk. The Portfolio is not diversified and can invest more of its assets in a relatively small number of issuers with a greater concentration of risk. Factors affecting these issuers can have a more significant effect on the Portfolio.

                   Another important thing for you to note:

                   An investment in the Portfolio is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.

          ________________________________________________________________

                         FEES AND EXPENSES OF THE PORTFOLIO
          ________________________________________________________________

          This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.

          Shareholder Transaction Fees (fees paid directly from your investment)

          None

          Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)

          Management Fees......................................   .50%

          Distribution (12b-1) Fees............................   .25%
          Other Expenses*......................................   .79%
          Total Portfolio Operating Expenses*..................  1.54%
          Waiver and/or Expense Reimbursement*................. (0.54)%
          Net Expense..........................................  1.00%

          EXAMPLES*

                   The examples are to help you compare the cost of investing in the Portfolio with the cost of investing in other funds. They assume that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. They also assume that your investment has a 5% return each year, that the Portfolio's operating expenses stay the same, and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.

                                                 Examples

                             1 Year              $102
                             3 Years             $433

          ______________________
          * Reflects Alliance's contractual waiver (which continues from year to year unless changed by vote of the Portfolio's shareholders) of a portion of its advisory fee and/or reimbursement of a portion of the Portfolio's operating expenses so that the Portfolio's expense ratio does not exceed 1.00%. "Other Expenses" are based on estimated amounts for the current fiscal year.

          ______________________________________________________________

                 OTHER INFORMATION ABOUT THE PORTFOLIO'S OBJECTIVES,
                                STRATEGIES AND RISKS
          ______________________________________________________________

                   This section of the Prospectus provides a more complete description of the investment objectives, principal strategies and risks of the Portfolio.

                   Please note:

                   - Additional descriptions of the Portfolio's strategies and investments, as well as other strategies and investments not described below, may be found in the Portfolio's Statement of Additional Information or SAI.

                   - There can be no assurance that the Portfolio will achieve its investment objectives.

          INVESTMENT OBJECTIVES AND STRATEGIES

                   The investment objectives of the Portfolio are safety of principal, liquidity, and, to the extent consistent with these objectives, maximum current income exempt from income taxation to the extent described in this Prospectus.

                   As a money market fund, the Portfolio must meet the requirements of Securities and Exchange Commission Rule 2a-7. The Rule imposes strict requirements on the investment quality, maturity and diversification of the Portfolio's investments. Under that Rule, the Portfolio's investments must each have a remaining maturity of no more than 397 days and the Portfolio must maintain an average weighted maturity that does not exceed 90 days.

                   The Portfolio pursues its objectives by investing in high-quality municipal securities and normally will invest not less than 80% of its total assets in these securities. Although the Portfolio may invest up to 20% of its total assets in taxable money market securities, substantially all of the Portfolio's income normally will be tax-exempt. The Portfolio may purchase municipal securities issued by other states if Alliance believes that suitable municipal securities of Ohio are not available for investment. To the extent of its investments in other states' municipal securities, the Portfolio's income will be exempt only from Federal income tax, not state personal income or other state tax.

                   The Portfolio may invest without limitation in tax-exempt municipal securities subject to the alternative minimum tax (the "AMT").

                   The Portfolio seeks maximum current income exempt from Federal and Ohio personal income taxes by investing not less than 65% of its total assets in a portfolio of high-quality municipal securities issued by the State of Ohio or its political subdivisions. The Portfolio also may invest in restricted securities (i.e., securities subject to legal or contractual restrictions or resale).

                   MUNICIPAL SECURITIES. The Portfolio's investments in municipal securities may include municipal notes and short-term municipal bonds. Municipal notes are generally used to provide for short-term capital needs and generally have maturities of 397 days or less. Examples include tax anticipation and revenue anticipation notes, which are generally issued in anticipation of various seasonal revenues, bond anticipation notes, and tax-exempt commercial paper. Short-term municipal bonds may include general obligation bonds, which are secured by the issuer's pledge of its faith, credit, and taxing power for payment of principal and interest, and revenue bonds, which are generally paid from the revenues of a particular facility or a specific excise or other source.

                   The Portfolio may invest in adjustable rate obligations whose interest rates are adjusted either at pre-designated periodic intervals or whenever there is a change in the market rate to which the security's interest rate is tied. These adjustments tend to minimize changes in the market value of the obligation and, accordingly, enhance the ability of the Portfolio to maintain a stable net asset value. Adjustable rate securities purchased may include participation interests in private activity bonds backed by letters of credit of Federal Deposit Insurance Corporation member banks having total assets of more than $1 billion.

                   The Portfolio also may invest in stand-by commitments, which may involve certain expenses and risks, but the Portfolio does not expect its investment in stand-by commitments to comprise a significant portion of its investments. In addition, the Portfolio may purchase when-issued securities.

                   TAXABLE MONEY MARKET SECURITIES. The Portfolio's investments of up to 20% of its total assets in taxable money market securities may include obligations of the U.S. Government and its agencies, high-quality certificates of deposit and bankers' acceptances, prime commercial paper and repurchase agreements.

                   TEMPORARY DEFENSIVE POSITION. For temporary defensive purposes when financial, economic, or market conditions warrant, the Portfolio may invest any amount of its assets in taxable money market securities. When the Portfolio is investing for temporary defensive purposes, it may not achieve its investment objectives.

          RISK CONSIDERATIONS

                   The Portfolio's principal risks are interest rate risk, credit risk and municipal market risk. Because the Portfolio invests in short-term securities, a decline in interest rates will affect the Portfolio's yield as these securities mature or are sold and the Portfolio purchases new short-term securities with lower yields. Generally, an increase in interest rates causes the value of a debt instrument to decrease. The change in value for shorter-term securities is usually smaller than for securities with longer maturities. Because the Portfolio invests in securities with short maturities and seeks to maintain a stable net asset value of $1.00 per share, it is possible, though unlikely, that an increase in interest rates would change the value of your investment.

                   Credit risk is the possibility that a security's credit rating will be downgraded or that the issuer of the security will default (fail to make scheduled interest and principal payments). The Portfolio invests in highly-rated securities to minimize credit risk.

                   The quality and liquidity of certain of the Portfolio's investments in municipal securities are supported by credit and liquidity enhancements, such as letters of credit, from third-party financial institutions. Alliance continuously monitors the credit quality of third parties; however, changes in the credit quality of one of these financial institutions could cause the Portfolio's investments backed by that institution to lose value and affect the Portfolio's share price.

                   Municipal market risk is the risk that special factors may adversely affect the value of municipal securities and have a significant effect on the yield or value of the Portfolio's investments. These factors include political or legislative changes, uncertainties related to the tax status of municipal securities, or the rights of investors in these securities. Because the Portfolio invests primarily in municipal securities issued by Ohio or its political subdivisions, it is vulnerable to events adversely affecting Ohio's economy. Manufacturing industry, including auto-related, transportation equipment and industrial machinery, remains an important part of Ohio's economy. Consumer demand, changing regulatory requirements and competition from other states and countries can adversely affect

          Ohio's manufacturing industry. Agricultural industries, including agricultural exports and livestock, are economically important and which may be affected by extreme weather conditions, blight and disease, and changing regulatory requirements and consumer demands. Ohio also has a strong service sector, including trade, which may be particularly sensitive to inflationary factors. The Ohio government is a major employer and, as such, is subject to changing budget restraints. The Portfolio's investments in certain municipal securities with principal and interest payments that are made from the revenues of a specific project or facility, and not general tax revenues, may have increased risks. Factors affecting the project or facility, such as local business or economic conditions, could have a significant effect on the project's ability to make payments of principal and interest on these securities.

                   The Portfolio may invest up to 10% of its net assets in illiquid securities, including illiquid restricted securities. Investments in illiquid securities may be subject to liquidity risk, which is the risk that, under certain circumstances, particular investments may be difficult to sell at an advantageous price. Illiquid restricted securities also are subject to the risk that the Portfolio may be unable to sell the security due to legal or contractual restrictions on resale.

                   The Portfolio also is subject to management risk because it is an actively managed portfolio. Alliance will apply its investment techniques and risk analyses in making investment decisions for the Portfolio, but there is no guarantee that its techniques will produce the intended result.

          ______________________________________________________________

                             MANAGEMENT OF THE PORTFOLIO
          ______________________________________________________________

                   The Portfolio's investment adviser is Alliance Capital Management L.P., 1345 Avenue of the Americas, New York, New York 10105. Alliance is a leading international investment adviser managing client accounts with assets as of June 30, 2000 totaling more than $388 billion (of which more than $185 billion represented assets of investment companies). As of June 30, 2000, Alliance managed retirement assets for many of the largest public and private employee benefit plans (including 29 of the nations FORTUNE 100 companies), for public employee retirement funds in 33 states, for investment companies, and for foundations, endowments, banks and insurance companies worldwide. The 52 registered investment companies managed by Alliance, comprising 122 separate investment portfolios, currently have approximately 6.1 million shareholder accounts.

                   Under its Advisory Agreement with the Portfolio, Alliance provides investment advisory services and order placement facilities for the Portfolio. For these advisory services, the Portfolio pays Alliance a fee at an annualized rate of .50% of the first $1.25 billion of the average daily value of the Portfolio's net assets, .49 of 1% of the next $.25 billion of such assets, .48 of 1% of the next $.25 billion of such assets, .47 of 1% of the next $.25 billion of such assets, .46 of 1% of the next $1 billion of such assets and .45 of 1% of the average daily value of the Portfolio's net assets in excess of $3 billion.

                   Alliance makes significant payments from its own resources, which may include the management fees paid by the Portfolio, to compensate your broker-dealer, depository institutions, or other persons for providing distribution assistance and administrative services and to otherwise promote the sale of the Portfolio's shares, including paying for the preparation, printing, and distribution of prospectuses and sales literature or other promotional activities.

          ________________________________________________________________

                             PURCHASE AND SALE OF SHARES
          ________________________________________________________________

          HOW THE PORTFOLIO VALUES ITS SHARES

                   The Portfolio's net asset value or NAV, which is the price at which shares of the Portfolio are sold and redeemed, is expected to be constant at $1.00 per share, although this price is not guaranteed. The NAV is calculated at 12:00 Noon and 4:00 p.m., Eastern time, on each Portfolio business day (i.e., each weekday exclusive of days the New York Stock Exchange or the banks in Massachusetts are closed).

                   To calculate NAV, the Portfolio's assets are valued and totaled, liabilities subtracted, and the balance, called net assets, is divided by the number of shares outstanding. The Portfolio values its securities at their amortized cost. This method involves valuing an instrument at its cost and thereafter applying a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the investment.

          HOW TO BUY SHARES

                   -  Initial Investment

                   You may purchase shares of the Portfolio through your financial intermediary. You also may purchase the Portfolio's shares directly from Alliance Fund Services, Inc. or AFS. To obtain an Application Form, please telephone AFS toll-free at
          (800) 237-5822. In addition you may obtain information about the Portfolio, purchasing shares, or other Portfolio procedures by calling this number.

                   Minimum Investment Amounts

                   -  Initial                            $1,000
                   -  Subsequent                           $100
                   -  Minimum Maintenance Amount           $500

                   These minimums do not apply to shareholder accounts maintained through financial intermediaries, which may maintain their own minimums.

                   -  Subsequent Investments

                   BY CHECK:

                   Mail or deliver your check or negotiable draft payable to your brokerage firm to your Account Executive, who will deposit it into the Portfolio. Please indicate your brokerage account number.

                   BY SWEEP:

                   Your brokerage firm may offer an automatic "sweep" for the Portfolio in the operation of brokerage cash accounts for its customers. Contact your Account Executive to determine if a sweep is available and what the sweep requirements are.

          HOW TO SELL SHARES

                   You may "redeem" your shares (i.e., sell your shares) on any Portfolio business day by contacting your financial intermediary. If you do not maintain your shares through a financial intermediary and recently purchased shares by check or electronic funds transfer, you cannot redeem your investment until the Portfolio is reasonably satisfied the check or electric funds transfer has cleared (which may take up to 15 days).

                   You may also redeem your shares:

                   BY SWEEP:

                   If your brokerage firm offers an automatic sweep arrangement, the sweep will automatically transfer from your Portfolio account sufficient amounts to cover a debit balance that occurs in your brokerage account for any reason.

                   BY CHECKWRITING:

                   With this service, you may write checks made payable to any payee. First, you must fill out a signature card, which you may obtain from your Account Executive. There is a charge for check reorders. The checkwriting service enables you to receive the daily dividends declared on the shares to be redeemed until the day that your check is presented for payments. You cannot write checks for more than the principal balance (not including any accrued dividends) in your account.

          OTHER

                   The Portfolio has two transaction times each Portfolio business day, 12:00 p.m. and 4:00 p.m., Eastern time.
          Investments receive the full dividend for a day if Federal funds or bank wire monies are received by State Street Bank before 4:00 p.m., Eastern time, on that day.

                   Redemption proceeds are normally wired the same business day if a redemption request is received prior to 12:00 p.m., Eastern time. Redemption proceeds are wired or mailed the same day or the next business day, but in no event later than seven days, unless redemptions have been suspended or postponed due to the determination of an "emergency" by the Securities and Exchange Commission or to certain other unusual conditions. Shares do not earn dividends on the day a redemption is effected.

                   The Portfolio offers a variety of shareholder services. For more information about these services, telephone AFS at (800) 221-5672.

                   A transaction, service, administrative or other similar fee may be charged by your financial broker-dealer, agent, financial representative or other financial intermediary with respect to the purchase, sale or exchange of shares made through these financial intermediaries. These financial intermediaries may also impose requirements with respect to the purchase, sale or exchange of shares that are different from, or in addition to, those imposed by the Portfolio.

          ________________________________________________________________

                         DIVIDENDS, DISTRIBUTIONS AND TAXES
          ________________________________________________________________

                   The Portfolio's net income is calculated at 4:00 p.m., Eastern time, each business day and paid as dividends to shareholders. The dividends are automatically invested in additional shares in your account. These additional shares are entitled to dividends on following days resulting in a compounding growth of income. The Portfolio expects that its distributions will primarily consist of net income, or, if any, short-term capital gains as opposed to long-term capital gains. The Portfolio's distributions of net income (or short-term capital gains) that are not tax-exempt will be taxable to you as ordinary income.

                   Distributions to you out of tax-exempt interest income earned by the Portfolio are not subject to Federal income tax (other than the AMT). Any exempt-interest dividends derived from interest on municipal securities subject to the AMT will be a tax preference item for purposes of the Federal individual and corporate AMT.

                   It is anticipated that substantially all of the distributions of income and capital gains paid by the Portfolio will be exempt from the Ohio personal income tax, Ohio school district income taxes and Ohio municipal income taxes, and will not be includable in the net income tax base of the Ohio franchise tax. Shares of the Portfolio will be included in a corporation's tax base for purposes of computing the Ohio corporate franchise tax on a net worth basis.

                   Each investor should consult his or her own tax advisor to determine the tax status, with regard to his or her tax situation, of distributions from the Portfolio.

                   Each year shortly after December 31, the Portfolio will send you tax information stating the amount and type of all of its distributions for the year.
          ________________________________________________________________

                              DISTRIBUTION ARRANGEMENTS
          ________________________________________________________________

                   The Fund has adopted a plan under Securities and Exchange Commission Rule 12b-1 that allows the Portfolio to pay asset-based sales charges or distribution and service fees in connection with the distribution of its shares. The Portfolio pays these fees in the amount of 0.25% as a percent of aggregate average daily net assets. Because these fees are paid out of the Portfolio's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales fees.

          ________________________________________________________________

                                 GENERAL INFORMATION
          ________________________________________________________________

                   During drastic economic or market developments, you might have difficulty in reaching AFS by telephone, in which event you should issue written instruction to AFS. AFS is not responsible for the authenticity of telephone requests to purchase or sell shares. AFS will employ reasonable procedures to verify that telephone requests are genuine and could be liable for losses resulting from unauthorized transactions if it failed to do so. Dealers and agents may charge a commission for handling telephone requests. The telephone service may be suspended or terminated at any time without notice.

          For more information about the Portfolio, the following documents are available upon request:

          STATEMENT OF ADDITIONAL INFORMATION (SAI)

          The Portfolio has an SAI, which contains more detailed information about the Portfolio, including its operations and investment policies. The Portfolio's SAI is incorporated by reference into (and is legally part of) this Prospectus.
          You may request a free copy of the SAI, or make inquiries concerning the Portfolio, by contacting your broker or other financial intermediary, or by contacting Alliance:

          BY MAIL:   c/o Alliance Fund Services, Inc.
                     P.O. Box 1520
                     Secaucus, New Jersey 07096

          BY PHONE:  For Information and Literature:
                     (800)  824-1916

          Or you may view or obtain these documents from the Securities and Exchange Commission:

          IN PERSON: at the Securities and Exchange Commission's Public
                     Reference Room in Washington, D.C.

          BY PHONE:  (202) 942-8090 (for information on the operation of the public reference room only)

          BY MAIL:   Public Reference Section
                     Securities and Exchange Commission
                     Washington, DC 20549-0102
                     (duplicating fee required)

          BY ELECTRONIC MAIL: publicinfo@sec.gov (duplicating fee required)

          ON THE INTERNET:  www.sec.gov
          SEC File No. 811-3586

                                  Table of Contents

          Risk/Return Summary.........................................
          Fees and Expenses of the Portfolio..........................
          Other Information About the Portfolio's Objectives,
          Strategies and Risks........................................
          Management of the Portfolio.................................
          Purchase and Sale of Shares.................................
          Dividends, Distribution and Taxes...........................
          Distribution Arrangements...................................
          General Information.........................................

          (LOGO)                            ALLIANCE MUNICIPAL TRUST
                                            - Ohio Portfolio
          ____________________________________________________________

          P.O. Box 1520, Secaucus, New Jersey  07096-1520
          Toll Free (800) 221-5672
          ____________________________________________________________

                      STATEMENT OF ADDITIONAL INFORMATION
                                [     ], 2000
          ____________________________________________________________

                               TABLE OF CONTENTS

                                                                  Page

          Investment Objectives and Policies.........................

          Investment Restrictions....................................

          Management.................................................

          Purchases and Redemption of Shares.........................

          Additional Information.....................................

          Daily Dividends-Determination of Net Asset Value...........

          Taxes......................................................

          General Information........................................

          Appendix A-Description of Municipal Securities.............

          Appendix B-Description of Securities Ratings...............



          This Statement of Additional Information is not a prospectus but supplements and should be read in conjunction with the
          Portfolio's current Prospectus dated [      ], 2000.  A copy
          of the Prospectus may be obtained by contacting the Fund at the address or telephone number shown above.
          __________________________
          (R) This registered service mark used under license from the owner, Alliance Capital Management L.P.

          ___________________________________________________________

                         INVESTMENT OBJECTIVES AND POLICIES
          ___________________________________________________________

                   Alliance Municipal Trust (the "Fund") is an open-end management investment company. The Fund was reorganized as a Massachusetts business trust in April 1985, having previously been a Maryland corporation since formation in January 1983. Effective November 1, 1991, the Fund's former name of Alliance Tax-Exempt Reserves was changed to Alliance Municipal Trust. The Fund consists of nine distinct Portfolios, the General Portfolio, the New York Portfolio, the California Portfolio, the Connecticut Portfolio, the New Jersey Portfolio, the Virginia Portfolio, the Florida Portfolio, the Massachusetts Portfolio, the Pennsylvania Portfolio and the Ohio Portfolio, each of which is, in effect, a separate fund issuing a separate class of shares. This Statement of Additional Information relates solely to the Ohio Portfolio (the "Portfolio"). The investment objectives of the Portfolio are safety of principal, liquidity and, to the extent consistent with these objectives, maximum current income that is exempt from income taxation to the extent described below. The Portfolio [5~pursues its objectives by investing in high quality municipal securities having remaining maturities of 397 days or less (which maturities may extend to such greater length of time as may be permitted from time to time pursuant to Rule 2a-7 under the Investment Company Act of 1940, as amended (the "Act"), and, except when the Portfolio assumes a temporary defensive position, as a matter of fundamental policy, at least 80% of the Portfolio's total assets will be invested in municipal securities. While the Portfolio may change any "fundamental" policy without shareholder approval, the other investment policies set forth in this Statement of Additional Information may be changed by the Portfolio upon notice but without such approval. There can be no assurance, as is true with all investment companies, that the Portfolio will achieve its investment objectives.

                   Although the Portfolio may invest up to 20% of its total assets in taxable money market securities, substantially all of the Portfolio's income normally will be tax-exempt. The Portfolio may purchase municipal securities issued by states other than the State of Ohio if the Adviser believes that suitable municipal securities of that state are not available for investment. To the extent of its investments in other states' municipal securities, the Portfolio's income will be exempt only from Federal income tax, not state personal income tax or other state tax.

                   To the extent consistent with its other investment objectives, the Portfolio seeks maximum current income that is exempt from both Federal income taxes and State of Ohio tax by investing principally in a non-diversified portfolio of high quality municipal securities issued by the Commonwealth of Pennsylvania or its political subdivisions. The Portfolio may invest in restricted securities. Those restricted securities that are determined by the Adviser to be liquid in accordance with procedures adopted by the Trustees, including securities eligible for resale under Rule 144A under the Securities Act of 1933 (the "Securities Act"), will not be treated as illiquid securities. Restricted securities are securities subject to contractual or legal restrictions on resale, such as those arising from an issuer's reliance upon certain exemptions from registration under the Securities Act. Shares of the Portfolio are offered only to Ohio residents.

                   Apart from the risks associated with investment in any money market fund seeking tax-exempt income, such as default by municipal issuers and fluctuation in short-term interest rates, investors in the Portfolio should consider the greater risks of the Portfolio's concentration versus the safety that comes with a less concentrated investment portfolio and should compare yields available on portfolios of Ohio issues with those of more diversified portfolios, including other states' issues, before making an investment decision. The Portfolio is a non-diversified investment company and, accordingly, the permitted concentration of investments may present greater risks than in the case of a diversified investment company. (See below "Special Risk Factors of Concentration in a Single State.")

                   The Portfolio will not invest 25% or more of its total assets in the securities of non-governmental issuers conducting their principal business activities in any one industry.

                   To the extent suitable Ohio municipal securities are not available for investment by the Portfolio, the Portfolio may purchase municipal securities issued by other states and political subdivisions. The dividends designated as derived from interest income on such municipal securities generally will be exempt from Federal income taxes, but non-corporate shareholders will be subject to Ohio income tax on such dividends.

          Municipal Securities

                   The term "municipal securities," as used in the Prospectus and this Statement of Additional Information, means obligations issued by or on behalf of states, territories, and possessions of the United States or their political subdivisions, agencies and instrumentalities, the interest from which is exempt (subject to the alternative minimum tax) from Federal income taxes. The municipal securities in which the Portfolio invests are limited to those obligations which at the time of purchase:

                   1. are backed by the full faith and credit of the United States; or

                   2. are municipal notes, municipal bonds or other types of municipal securities rated in the two highest rating categories by the requisite nationally recognized statistical rating organizations ("NRSROs") such as Moody's Investors Services, Inc. or Standard and Poor's Corporation, or judged by the Adviser to be of comparable quality. (See Appendix A for a description of municipal securities and Appendix B for a description of these ratings.)

          Rule 2a-7 under the Act

                   The Portfolio will comply with Rule 2a-7 under the Act, as amended from time to time, including the diversification, quality and maturity limitations imposed by the Rule. To the extent that the Fund's limitations are more permissive than Rule 2a-7, the Portfolio will comply with the more restrictive provisions of the Rule.

                   Currently, pursuant to Rule 2a-7, the Portfolio may invest only in U.S. dollar-denominated "Eligible Securities" (as that term is defined in the Rule) that have been determined by the Adviser to present minimal credit risks pursuant to procedures approved by the Trustees. Generally, an Eligible Security is a security that (i) has a remaining maturity of 397 days or less and (ii) is rated, or is issued by an issuer with short-term debt outstanding that is rated, in one of the two highest rating categories by two "NRSROs" or, if only one NRSRO has issued a rating, by that NRSRO (the "requisite NRSROs"). Unrated securities may also be Eligible Securities if the Adviser determines that they are of comparable quality to a rated Eligible Security pursuant to guidelines approved by the Trustees. A description of the ratings of some NRSROs appears in Appendix B attached hereto.

                   Under Rule 2a-7, with respect to 75% of its assets, the Portfolio may not invest more than 5% of its assets in the securities of any one issuer other than the United States Government, its agencies and instrumentalities. Government securities are considered to be first tier securities. In addition, the Portfolio may not invest in a conduit security that has received, or is deemed comparable in quality to a conduit security that has received, the second highest rating by the requisite number of NRSROs (a "second tier security") if immediately after the acquisition thereof the Portfolio would have invested more than (A) the greater of one percent of its total assets or one million dollars in securities issued by that issuer which are second tier securities, or (B) five percent of its total assets in second tier securities (the "second tier security restriction"). A conduit security for purposes of Rule 2a-7 is a security nominally issued by a municipality, but dependent for principal and interest payments on non-municipal issuer's revenues from a non-municipal project.

          Alternative Minimum Tax

                   The Portfolio may invest without limitation in tax-exempt municipal securities subject to the alternative minimum tax (the "AMT"). Under current Federal income tax law,
          (1) interest on tax-exempt municipal securities issued after August 7, 1986 which are "specified private activity bonds," and the proportionate share of any exempt-interest dividend paid by a regulated investment company which receives interest from such specified private activity bonds, will be treated as an item of tax preference for purposes of the AMT imposed on individuals and corporations, although for regular Federal income tax purposes such interest will remain fully tax-exempt, and (2) interest on all tax-exempt obligations will be included in "adjusted current earnings" of corporations for AMT purposes. Such private activity bonds ("AMT-Subject Bonds") have provided, and may continue to provide, somewhat higher yields than other comparable municipal securities.

                   Investors should consider that, in most instances, no state, municipality or other governmental unit with taxing power will be obligated with respect to AMT-Subject Bonds. AMT-Subject Bonds are in most cases revenue bonds and do not generally have the pledge of the credit or the taxing power, if any, of the issuer of such bonds. AMT-Subject Bonds are generally limited obligations of the issuer supported by payments from private business entities and not by the full faith and credit of a state or any governmental subdivision. Typically the obligation of the issuer of an AMT-Subject Bond is to make payments to bond holders only out of and to the extent of, payments made by the private business entity for whose benefit the AMT-Subject Bonds were issued. Payment of the principal and interest on such revenue bonds depends solely on the ability of the user of the facilities financed by the bonds to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment. It is not possible to provide specific detail on each of these obligations in which Portfolio assets may be invested.

          Taxable Securities And Temporary Defensive Position

                   Although the Portfolio is, and expects to be, largely invested in municipal securities, the Portfolio may elect to invest up to 20% of its total assets in taxable money market securities when such action is deemed to be in the best interests of shareholders. For temporary defensive purposes, when, in the judgment of the Adviser, financial, economic, and/or market conditions warrant, the Portfolio may invest any amount of its total assets in taxable money market securities. When the Portfolio is investing for temporary defensive purposes, it may not achieve its investment objectives. Such taxable money market securities also are limited to remaining maturities of 397 days or less at the time of the Portfolio's investment, and the Portfolio's municipal and taxable securities are maintained at a dollar-weighted average of 90 days or less. Taxable money market securities purchased by the Portfolio include those described below:

                   1. marketable obligations of, or guaranteed by, the United States Government, its agencies or instrumentalities; or

                   2. certificates of deposit, bankers' acceptances and interest-bearing savings deposits of banks having total assets of more than $1 billion and which are members of the Federal Deposit Insurance
                        Corporation; or

                   3. commercial paper of prime quality rated in the two highest rating categories by the requisite NRSROs or, if not rated, issued by companies which have an outstanding debt issue rated in the two highest rating categories by the requisite NRSROs. (See Appendix B for a description of these ratings.)

          Repurchase Agreements

                   The Portfolio may also enter into fully collateralized repurchase agreements. A repurchase agreement arises when a buyer purchases a security and simultaneously agrees to resell it to the vendor at an agreed-upon future date, normally one day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon market rate which is effective for the period of time the buyer's money is invested in the security and which is not related to the coupon rate on the purchased security. Repurchase agreements may be entered into with creditworthy counterparties as determined by the Adviser, including broker-dealers, member banks of the Federal Reserve System or "primary dealers" (as designated by the Federal Reserve Bank of New York) in U.S. Government securities or with State Street Bank and Trust Company ("State Street Bank"), the Fund's Custodian.The Portfolio requires continuous maintenance of collateral in an amount equal to, or in excess of, the market value of the securities which are the subject of the agreement. In the event that a counterparty defaulted on its repurchase obligation, the Portfolio might suffer a loss to the extent that the proceeds from the sale of the collateral were less than the repurchase price. If the counterparty became bankrupt, the
          Portfolio might be delayed in selling the collateral.   Pursuant
          to Rule 2a-7, a repurchase agreement is deemed to be an acquisition of the underlying securities provided that the obligation of the seller to repurchase the securities from the money market fund is collateralized fully (as defined in such Rule). Accordingly, the counterparty of a fully collateralized repurchase agreement is deemed to be the issuer of the underlying securities.

          Reverse Repurchase Agreements

                   The Portfolio may enter into reverse repurchase agreements, which involve the sale of securities held by such Portfolio with an agreement to repurchase the securities at an agreed upon price, date and interest payment, although the Portfolio has not entered into, nor has any plans to enter into, such agreements.

          Adjustable Rate Obligations

                   The interest rate payable on certain municipal securities in which the Portfolio may invest, called "adjustable" obligations, is not fixed and may fluctuate based upon changes in market rates. The interest rate payable on a adjustable rate municipal security is adjusted either at pre-designated periodic intervals or whenever there is a change in the market rate to which the security's interest rate is tied. Other features may include the right of the Portfolio to demand prepayment of the principal amount of the obligation prior to its stated maturity and the right of the issuer to prepay the principal amount prior to maturity. The main benefit of an adjustable rate municipal security is that the interest rate adjustment minimizes changes in the market value of the obligation. As a result, the purchase of adjustable rate municipal securities enhances the ability of the Portfolio to maintain a stable net asset value per share and to sell an obligation prior to maturity at a price approximating the full principal amount. The payment of principal and interest by issuers of certain municipal securities purchased by the Portfolio may be guaranteed by letters of credit or other credit facilities offered by banks or other financial institutions.
          Such guarantees will be considered in determining whether a municipal security meets the Portfolio's investment quality requirements.

                   Adjustable rate obligations purchased by the Portfolio may include participation interests in variable rate industrial development bonds that are backed by irrevocable letters of credit or guarantees of banks that meet the criteria for banks described above in "Taxable Securities." Purchase of a participation interest gives the Portfolio an undivided interest in certain such bonds. The Portfolio can exercise the right, on not more than 30 days' notice, to sell such an instrument back to the bank from which it purchased the instrument and draw on the letter of credit for all or any part of the principal amount of the Portfolio's participation interest in the instrument, plus accrued interest, but will do so only (i) as required to provide liquidity to the Portfolio, (ii) to maintain a high quality investment portfolio, or (iii) upon a default under the terms of the demand instrument. Banks retain portions of the interest paid on such adjustable rate industrial development bonds as their fees for servicing such instruments and the issuance of related letters of credit and repurchase commitments. The Portfolio will comply with Rule 2a-7 with respect to its investments in adjustable rate obligations supported by letters of credit. The Portfolio will not purchase participation interests in adjustable rate industrial development bonds unless it receives an opinion of counsel or a ruling of the Internal Revenue Service that interest earned by the Portfolio from the bonds in which it holds participation interests is exempt from Federal income taxes. The Adviser will monitor the pricing, quality and liquidity of variable rate demand obligations and participation interests therein held by the Portfolio on the basis of published financial agency reports and other research services to which the Adviser may subscribe.

          Standby Commitments

                   The acquisition of a standby commitment does not affect the valuation or maturity of the underlying municipal securities which continue to be valued in accordance with the amortized cost method. Standby commitments acquired by the Portfolio are valued at zero in determining net asset value. Where the Portfolio pays directly or indirectly for a standby commitment, its cost is [5~reflected as unrealized depreciation for the period during which the commitment is held. Standby commitments do not affect the average weighted maturity of the Portfolio's portfolio of securities.

          When-Issued Securities

                   Municipal securities are frequently offered on a "when-issued" basis. When so offered, the price, which is generally expressed in yield terms, is fixed at the time the commitment to purchase is made, but delivery and payment for the when-issued securities take place at a later date. Normally, the settlement date occurs within one month after the purchase of municipal bonds and notes. During the period between purchase and settlement, no payment is made by the Portfolio to the issuer and, thus, no interest accrues to the Portfolio from the transaction. When-issued securities may be sold prior to the settlement date, but the Portfolio makes when-issued commitments only with the intention of actually acquiring the securities. To facilitate such acquisitions, the Fund's Custodian will maintain, in a separate account of the Portfolio, cash, U.S. Government or other liquid high-grade debt securities, having value equal to, or greater than, such commitments. Similarly, a separate account will be maintained to meet obligations in respect of reverse repurchase agreements. On delivery dates for such transactions, the Portfolio will meet its obligations from maturities or sales of the securities held in the separate account and/or from the available cash flow. If the Portfolio, however, chooses to dispose of the right to acquire a when-issued security prior to its acquisition, it can incur a gain or loss. At the time the Portfolio makes the commitment to purchase a municipal security on a when-issued basis, it records the transaction and reflects the value of the security in determining its net asset value.

          Illiquid Securities

                   The Portfolio will not invest more than 10% of its net assets in illiquid securities (including illiquid restricted securities.) As to these securities, the Portfolio is subject to a risk that should the Portfolio desire to sell them when a ready buyer is not available at a price the Portfolio deems representative of their value, the value of the Portfolio's net assets could be adversely affected. Illiquid securities may include securities that are not readily marketable and securities subject to legal or contractual restrictions on resale. Restricted securities determined by the Adviser to be liquid will not be treated as "illiquid" for purposes of the restriction on illiquid securities.

          Senior Securities

                   The Portfolio will not issue senior securities except as permitted by the Act or the rules, regulations, or interpretations thereof.

          General

                   Yields on municipal securities are dependent on a variety of factors, including the general condition of the money market and of the municipal bond and municipal note market, the size of a particular offering, the maturity of the obligation and the rating of the issue. Municipal securities with longer maturities tend to produce higher yields and are generally subject to greater price movements than obligations with shorter maturities. (An increase in interest rates will generally reduce the market value of portfolio investments, and a decline in interest rates will generally increase the value of portfolio investments. There can be no assurance, as is true with all investment companies, that the Portfolio's objectives will be achieved. The achievement of the Portfolio's investment objectives is dependent in part on the continuing ability of the issuers of municipal securities in which the Portfolio invests to meet their obligations for the payment of principal and interest when due. Municipal securities historically have not been subject to registration with the Securities and Exchange Commission (the "Commission"), although there have been proposals which would require registration in the future. The Portfolio generally will hold securities to maturity rather than follow a practice of trading. However, the Portfolio may seek to improve portfolio income by selling certain portfolio securities prior to maturity in order to take advantage of yield disparities that occur in securities markets.)

                   Obligations of issuers of municipal securities are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors, such as the Bankruptcy Code. In addition, the obligations of such issuers may become subject to laws enacted in the future by Congress, state legislatures, or referenda extending the time for payment of principal and/or interest, or imposing other constraints upon enforcement of such obligations or upon the ability of municipalities to levy taxes. There is also the possibility that, as a result of litigation or other conditions, the ability of any issuer to pay, when due, the principal of, and interest on, its municipal securities may be materially affected.

                   Except as otherwise provided above, the Portfolio's investment objectives and policies are not designated "fundamental policies" within the meaning of the Act and may, therefore, be changed without a shareholder vote. However, the Portfolio will not change its investment policies without contemporaneous written notice to shareholders.

                   Restricted Securities. The Portfolio may also purchase restricted securities, including restricted securities determined by the Adviser to be liquid in accordance with procedures adopted by the Trustees, such as securities eligible for resale under Rule 144A of the Securities Act. Restricted securities are securities subject to contractual or legal restrictions on resale, such as those arising from an issuer's reliance upon certain exemptions from registration under the Securities Act.

                   In recent years, a large institutional market has developed for certain types of restricted securities including, among others, private placements, repurchase agreements, commercial paper, foreign securities and corporate bonds and notes. These instruments are often restricted securities because they are sold in transactions not requiring registration. For example, commercial paper issues include, among others, securities issued by major corporations without registration under the Securities Act in reliance on the exemption from registration afforded by Section 3(a)(3) of such Act and commercial paper issued in reliance on the private placement exemption from registration which is afforded by Section 4(2) of the Securities Act ("Section 4(2) paper"). Section 4(2) paper is restricted as to disposition under the Federal securities laws in that any resale must also be made in an exempt transaction.
          Section 4(2) paper is normally resold to other institutional investors through or with the assistance of investment dealers who make a market in Section 4(2) paper, thus providing liquidity. Institutional investors, rather than selling these instruments to the general public, often depend on an efficient institutional market in which such restricted securities can be readily resold in transactions not involving a public offering. In many instances, therefore, the existence of contractual or legal restrictions on resale to the general public does not, in practice, impair the liquidity of such investments from the perspective of institutional holders. In recognition of this fact, the Staff of the Commission has stated that Section 4(2) paper may be determined to be liquid by the Trustees, so long as certain conditions, which are described below, are met.

                   Rule 144A under the Securities Act establishes a safe harbor from the Securities Act's registration requirements for resale of certain restricted securities to qualified institutional buyers. Pursuant to Rule 144A, the institutional restricted securities markets may provide both readily ascertainable values for restricted securities and the ability to liquidate an investment in order to satisfy share redemption orders on a timely basis. An insufficient number of qualified institutional buyers interested in purchasing certain restricted securities held by the Portfolio, however, could affect adversely the marketability of such portfolio securities and the Portfolio might be unable to dispose of such securities promptly or at reasonable prices.

                   The Trustees have the ultimate responsibility for determining whether specific securities are liquid or illiquid. The Trustees have delegated the function of making day-to-day determinations of liquidity to the Adviser, pursuant to guidelines approved by the Trustees.

                   The Adviser takes into account a number of factors in determining whether a restricted security being considered for purchase is liquid, including at least the following:

                   (i) the frequency of trades and quotations for the security;

                   (ii) the number of dealers making quotations to purchase or sell the security;

                   (iii) the number of other potential purchasers of the
                         security;

                   (iv) the number of dealers undertaking to make a market in the security;

                   (v) the nature of the security (including its unregistered nature) and the nature of the marketplace for the security (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer); and

                   (vi) any applicable Commission interpretation or position with respect to such types of securities.

                   To make the determination that an issue of Section 4(2) paper is liquid, the Adviser must conclude that the following conditions have been met:

                   (i) the Section 4(2) paper must not be traded flat or in default as to principal or interest; and

                   (ii) the Section 4(2) paper must be rated in one of the two highest rating categories by at least two NRSROs, or if only one NRSRO rates the security, by that NRSRO; if the security is unrated, the Adviser must determine that the security is of equivalent quality.

                   The Adviser must also consider the trading market for the specific security, taking into account all relevant factors.

                   Following the purchase of a restricted security by the Portfolio, the Adviser monitors continuously the liquidity of such security and reports to the Trustees regarding purchases of liquid restricted securities.

          Asset-Backed Securities

                   The Portfolio may invest in asset-backed securities that meet its existing diversification, quality and maturity criteria. Asset-backed securities are securities issued by special purpose entities whose primary assets consist of a pool of loans or accounts receivable. The securities may be in the form of a beneficial interest in a special purpose trust, limited partnership interest, or commercial paper or other debt securities issued by a special purpose corporation. Although the securities may have some form of credit or liquidity enhancement, payments on the securities depend predominately upon collection of the loans and receivables held by the issuer.

          Special Risk Factors of Concentration in a Single State

                   The primary purpose of investing in a portfolio of a single state's municipal securities is the special tax treatment accorded that state's resident individual investors. However, payment of interest and preservation of principal is dependent upon the continuing ability of the state's issuers and/or obligors of its state, municipal and public authority debt obligations to meet their obligations thereunder. Investors should consider the greater risk of the concentration of the Portfolio versus the safety that comes with a less concentrated investment portfolio and should compare yields available on portfolios of Ohio's issues with those of more diversified portfolios, including other states' issues, before making an investment decision. The Adviser believes that by maintaining the Portfolio's investment portfolio in liquid, short-term, high-quality investments, including the participation interests and other variable rate obligations that have credit support such as letters of credit from major financial institutions, the Portfolio is largely insulated from the credit risks that exist on long-term municipal securities of the relevant state.

          OHIO PORTFOLIO

                   The Ohio Portfolio seeks the highest level of income exempt from both federal income tax and State of Ohio ("Ohio" or the "State") personal income tax that is available without assuming what the Fund's Adviser considers to be undue risk to income or principal by investing in medium-quality, intermediate and long-term debt obligations issued by the State, its political subdivisions, agencies and instrumentalities the interest on which, in the opinion of bond counsel to the issuer, is exempt from federal income tax and Ohio personal income tax. As a matter of fundamental policy, at least 65 percent of the Portfolio's total assets will be so invested (except when the Portfolio is in a temporary defensive position), although it is anticipated that under normal circumstances substantially all of the Portfolio's assets will be invested in such Ohio securities. As a matter of fundamental policy, the Ohio Portfolio will invest at least 80 percent of its net assets in municipal securities the interest on which is exempt from federal income tax. Under normal market conditions, at least 65 percent of the Ohio Portfolio's total assets will be invested in income-producing securities (including zero coupon securities). Shares of the Ohio Portfolio are available only to Ohio residents.

                   The following is based on information obtained from an Official Statement, dated June 1, 2000, relating to $30,000,000 State of Ohio General Obligation Natural Resources Capital Facilities Bonds, Series E.

          Economic Climate

                   Ohio's 1990 decennial census population of over 10,847,100 indicated a 0.5% population growth since 1980 and ranked Ohio seventh among the states in population.

                   Although manufacturing (including auto-related manufacturing) in Ohio remains an important part of the State's economy, the greatest growth in Ohio's economy in recent years has been in the non-manufacturing sectors. In 1999, Ohio ranked seventh in the nation with approximately $362 billion in gross state product and was third in manufacturing with an approximate value of $98 billion. As a percent of Ohio's 1999 gross state product, manufacturing was responsible for 27%, with 18% attributable to the services sector and 15% to the finance, insurance and real estate sector. Ohio is the eighth largest exporting state, with 1999 merchandise exports totaling $27 billion. The state's two leading export industries are transportation equipment and industrial machinery, which together account for 53% of the value of Ohio's merchandise exports.

                   Ohio continues as a major "headquarters" state. Of the top 500 corporations (industrial and service) based on 1999 revenues reported in 2000 by Fortune, 28 had headquarters in Ohio, placing Ohio tied for fifth as a corporate headquarters state.

                   Payroll employment in Ohio, in the diversifying employment base, showed a steady upward trend until 1979, then decreased until 1982. It increased through 1991, decreased slightly in both early 1992 and late 1993, but otherwise has increased steadily through 1999. Growth in recent years has been concentrated among "non-manufacturing" industries, with manufacturing employment tapering off since its 1969 peak. The "non-manufacturing" sector employs approximately 80% of all non-agricultural payroll workers in Ohio.

                   With 14.9 million acres (of a total land area of 26.4 million acres) in farmland and an estimated 80,000 individual farms, agriculture and related agricultural sectors combined is an important segment of Ohio's economy. Ohio's 1998 crop production value of $941.9 million represents 5.0% of total U.S. crop production value. Agriculture and livestock are responsible for an estimated 16% of the state's total employment (an [5~estimated 1,055,000 jobs in 1996). In 1997, Ohio's agricultural sector total output reached $6.3 billion with agricultural exports (primarily soybeans, feed grains and wheat, and their related products) declining slightly to $1.4 billion.

          Financial Condition

                   Consistent with the constitutional provision that no appropriation may be made for a period longer than two years, the State operates on the basis of a fiscal biennium for its appropriations and expenditures. The Constitution requires the General Assembly to provide for raising revenue, sufficient to defray the expenses of the state, for each year, and also a sufficient sum to pay the principal and interest as they become due on the state debt. The State is effectively precluded by law from ending a Fiscal Year or a biennium in a deficit position. State borrowing to meet casual deficits or failures in revenues or to meet expenses not otherwise provided for is limited by the Constitution to $750,000.

                   The Revised Code provides that if the Governor ascertains that the available revenue receipts and balances for the General Revenue Fund ("GRF") or other funds for the then current fiscal year will in all probability be less than the appropriations for that year, he shall issue such orders to State agencies as will prevent their expenditures and incurred obligations from exceeding those revenue receipts and balances. The Governor did implement this directive in some prior fiscal years. The last complete fiscal biennium ended June 30, 1999 with a GRF balance of $976,778,000.

                   Most State operations are financed through the GRF. Personal income and sales-use taxes are the major GRF sources.
          At present the State itself does not levy ad valorem taxes on real or tangible personal property. Those taxes are levied by political subdivisions and local taxing districts, The Constitution has, since 1934, limited the amount of the aggregate levy of ad valorem property taxes, without a vote of the electors or municipal charter provision, to 1% of true value in money, and statutes limit the amount of the aggregate levy without a vote or charter provision to 10 mills per $1 of assessed valuation- -commonly referred to in the context of Ohio local government finance as the "ten-mill limitation".

                   The Constitution directs or restricts the use of certain revenues. Highway fees and excises, including gasoline taxes, are limited in use to highway-related purposes. Not less than 50% of the receipts from State income taxes and estate taxes must be returned to the originating political subdivisions and school districts. State lottery net profits are allocated to elementary, secondary, vocational and special education program purposes including, as provided for in the recently passed constitutional amendment, application to debt service on obligations issued to finance capital facilities for a system of common schools.

                   Census figures for 1998 showed that Ohio then ranked 34th in state taxes per capita. As examples of rates of major taxes, the State sales tax is currently levied at the rate of 5%. The highest potential aggregate of State and permissive local sales taxes is currently 8%, and the highest currently levied in any county is 7%. The State gasoline tax is currently 22 cents per gallon, one cent of which is specifically directed to local highway-related infrastructure projects.

                   Current State personal income tax rates, applying generally to federal adjusted gross income, range from 0.743% on $5,000 or less with increasing bracketed base rates and percentages up to a maximum on incomes over $200,000 of $11,506 plus 7.5% on the amount over $200,000. Reflecting amounts from Fiscal Year ending GRF balances deposited into a new income tax reduction fund, personal income tax rates for each of the 1996 through 1999 tax years were reduced by approximately 6.61%, 3.99%, 9.34% and 3.63%, respectively.

                   The Constitution requires 50% of State income tax receipts to be returned to the political subdivisions or school districts in which those receipts originate. There is no present constitutional limit on income tax rates.

                   Municipalities and school districts may also levy certain income taxes. Any municipal rate (applying generally to wages and salaries, and net business income) over 1%, and any school district income tax (applying generally to the State income tax base for individuals and estates), requires voter approval. Most cities and villages levy a municipal income tax. The highest current municipal rate is 2.85%. A school district income tax is currently approved in 127 districts.

                   Since 1960 the ratio of Ohio to U.S. aggregate personal income has declined, with Ohio's ranking moving from fifth among the states in 1960 and 1970 to eighth in 1990, increasing to seventh in 1994 and thereafter. This movement in significant measure reflects "catching up" by several other states and a trend in Ohio toward more service section employment.

          Recent Bienniums

                   For the 1996-97 biennium, GRF appropriations approximated $33.5 billion. From a higher than forecast mid-biennium GRF fund balance, $100,000,000 was transferred for elementary and secondary school computer network purposes and $30,000,000 to a new State transportation infrastructure fund. Approximately $400,800,000 served as a basis for temporary 1996 personal income tax reductions aggregating that amount. The GRF biennium-ending balances were $1.4 billion (cash) and $834,900,000 (fund). Of that fund balance. $250,000.000 was directed to school building construction and renovation, $94,400,000 to the school computer network, $44.200,000 to school textbooks and instructional materials and a distance learning program, and $34,400,000 to the BSF, with the remaining $262,900,000 transferred to a State income tax reduction fund.

                   For the 1998-99 biennium, GRF appropriations approximated $36 billion, which provided for significant increases in funding for primary and secondary education. Of the first Fiscal Year (ended on June 30, 1998) ending fund balance of over $1.08 billion, approximately $701.400,000 was transferred into the State income tax reduction fund, $200,000,000 into public school assistance programs, and $44,184,153 into the Budget Stabilization Fund ("BSF"). The Fiscal year 1999 biennium ending GRF balances were $1.512 billion (cash) and $976,778,000
          (fund). Portions of that fund balance were transferred as follows: $325,700,000 to school building assistance; $293.185,O00 to the State income tax reduction fund: $85,400,000 to School Net (a program to supply computers for classrooms); $46,374,000 to the BSF; and $4.600,000 to interactive video distance learning. With the transfer, the BSF balance increased to its current level of $953,291,000.

          Schools

                   Litigation, similar to that in other states, has been pending in Ohio courts since 1991 questioning the constitutionality of Ohio's system of school funding and compliance with the constitutional requirement that the State provide a "thorough and efficient system of common schools." In May 2000, the Ohio Supreme Court in a 4-3 decision concluded, as it had in 1997, that the State, even after crediting significant gubernatorial and legislative steps in recent years, failed to comply with that requirement. It set as general base threshold requirements that every school district have enough funds to operate, an ample number of teachers, sound and safe buildings, and equipment sufficient for all students to be afforded an educational opportunity. The Court maintained continuing jurisdiction and has scheduled for June 2001 further review of the State's responses to its ruling. With respect to funding sources, the Supreme Court repeated its conclusion that property taxes no longer may be the primary means of school funding in Ohio. Noting that recent efforts to reduce that historic reliance have been laudable but in the Court's view insufficient. The three dissenting justices concluded generally, as they had in 1997, that compliance with the constitutional requirement was a matter for the legislative branch, not the State judiciary.

                   In its 1997 Opinion, the Court had held that major aspects of the system (including basic operating assistance and the prior loan program described below) were not in compliance with the constitutional requirement. On remand to hear evidence and opine on the sufficiency of then intervening legislation and executive actions, early in 1999 the trial court judge again concluded that the State was not in compliance with the constitutional requirements. The recent Supreme Court action was on an appeal from that decision.

                   It is not possible at this time to state what further actions may be taken by the State to effect compliance, or what effect those actions may have on the State's overall financial condition.

                   In response to the ongoing litigation, the General Assembly has significantly increased State funding for public schools, as discussed below. In addition, at the November 1999 election electors approved a constitutional amendment authorizing the issuance of State general obligation debt for school buildings and for higher education facilities.

                   Under the current financial structure, Ohio's 611 public school districts and 49 joint vocational school districts receive a major portion (less than 50% in Fiscal Year 1999) of their operating moneys from State subsidy appropriations (the primary portion known as the Foundation Program) distributed in accordance with statutory formulas that take into account both local needs and local taxing capacity. The Foundation Program amounts have steadily increased in recent years, including small aggregate increases even in those Fiscal Years in which appropriations cutbacks were imposed.

                   School districts also rely heavily upon receipts from locally voted taxes. In part because of provisions of some State laws, such as that partially limiting the increase (without further vote of the local electorate) in voted property tax collections that would otherwise result From increased assessed valuations, some school districts have experienced varying degrees of difficulty in meeting mandated and discretionary increased costs. Local electorates have largely determined the total moneys available for their schools. Locally elected boards of education and their school administrators are responsible for managing school programs and budgets within statutory requirements. The State's present school subsidy formulas are structured to encourage both program quality and local taxing effort. Until the late 1970's. although there were some temporary school closings, most local financial difficulties that arose were successfully resolved by the local districts themselves by some combination of voter approval of additional property property tax levies, adjustments in program offerings, or other measures.

                   To broaden the potential local tax revenue base, local school districts also may submit for voter approval income taxes on the district income of individuals and estates. Many districts have submitted the question, and income taxes have currently been approved in 127 districts.

                   Original State basic aid appropriations for the 1992-93 biennium of $9.5 billion provided for 1.5% and 4.8% increases in the two Fiscal Years of the biennium over appropriations in the preceding biennium. The reduction in appropriations spending for Fiscal Year 1992 included a 2.5% overall reduction in annual Foundation Program appropriations, and a 6% reduction in other primary and secondary education programs. The reductions were in varying amounts, and had varying effects, with respect to individual districts; there were no reductions for the 172 districts with the lowest per pupil tax valuations. Foundation payments were excluded from the Governor's Fiscal Year 1993 cutback order.

                   Appropriations for the 1994-95 biennium provided for an increase in State school funding over the preceding biennium.
          The $8.9 billion appropriated for primary and secondary education (not including federal and other special revenue funds) provided for 2.4% and 4.6% increases in State aid in the biennium's two Fiscal Years.

                   State appropriations for primary and secondary education for the 1996-97 biennium, including GRF and lottery appropriations, were higher than those in the preceding biennium. The total of $10.1 billion was 13.6% over the preceding biennium total, and represented increases of 9.2% in Fiscal Year 1996 over 1995 and 6.6% in Fiscal Year 1997 over 1996.

                   State appropriations for the 1998-99 biennium were $11.6 billion (18.3% over the previous biennium) and represented an increase of 10.1 % in Fiscal Year 1998 over 1997 and 6.9 % in Fiscal Year 1999 over 1998. State appropriations for the purpose for the current 2000-01 biennium are $13.3 billion (15 % over the previous biennium), and represent an increase of 7.6% in Fiscal Year 2000 over 1999 and 6.7% in Fiscal Year 2001 over 2000.

                   Those total appropriations include appropriations from the lottery profits education fund which total $686,000,000 in Fiscal Year 2000 (compared to $698,873,000 in Fiscal Year 1999). A constitutional provision requires that net lottery profits be paid into this State fund to be used solely for the support of elementary, secondary, vocational and special education purposes, including application to debt service on the recently authorized general obligation bonds to finance common school facilities.

                   For over 20 years, requirements of law and levels of State funding have sufficed to prevent school closings for financial reasons, which are prohibited by current law.

                   In Fiscal Years 1979 through 1989, school districts facing year-end deficits had to apply for advances from a State-funded "emergency school advancement fund" (ESAF). A total of 143 loans during that period aggregated over $137.000,000. For Fiscal Years 1990 through 1998, the General Assembly replaced the ESAF program with enhanced provisions for local school district borrowing, including direct application of Foundation Program distributions to repayment if needed. The annual number of loans under this program ranged from 10 to 44, and aggregate annual dollar amounts of loans ranged from over $11,000,000 to over $113,000,000 (which included a $90,000,000 portion to restructure a prior loan to one of the borrowing districts). In response to the 1997 Ohio Supreme Court decision holding these provisions for local school district borrowing unconstitutional, the General Assembly created the school district solvency assistance program. Beginning in Fiscal Year 1999, local school districts in fiscal emergency status as certified by the Auditor of State could apply for an advancement of future year Foundation Program distributions. The amount advanced is then deducted, interest free, from the district's foundation payments over the following two-year period. Six school districts received a total of approximately $12,100,000 in solvency assistance advancements during Fiscal Year 1999 with another six districts receiving a total of approximately $8,700,000 in Fiscal Year 2000 to date. This solvency assistance program was held to be not in compliance with the Constitution in the Supreme Court's May 2000 decision.

                   Newer legislation addresses school districts in financial straits. It is similar to that for municipal "fiscal emergencies" and "fiscal watch" discussed below under Municipalities, but is particularly tailored to certain school districts and their then existing or potential fiscal problems. There are currently 12 school districts in fiscal emergency status and four school districts in Fiscal Watch status. A current and historical listing of school districts in fiscal emergency and fiscal watch status is accessible on the Internet at http://www.auditor.state.oh.us.

                   Federal courts have ruled that the State shared joint liability with the local school districts for segregation in Cincinnati, Cleveland, Columbus, Dayton and Lorain. Subsequently trial court orders directed that remedial costs by shared equally by the State and the respective local districts. For that purpose, recent biennial appropriations were $144,759,340 in

          1996-97, $100,800,000 in 1998-99, and $23,700,00 in 2000-01.  A
          recent settlement agreement in one desegregation case significantly reduces annual State payments.

          Municipalities

                   Ohio has a mixture of urban and rural population, with approximately three-quarters urban. There are 943 incorporated cities and villages (municipalities with populations under 5,000) in the State. Six cities have populations of over 100,00 and 18 over 50,000.

                   A 1979 act established procedures for identifying and assisting those few cities and villages experiencing defined "fiscal emergencies". A commission composed of State and local officials, and private sector members experienced in business and finance appointed by the Governor, is to monitor the fiscal affairs of a municipality facing substantial financial problems. That act requires the municipality to develop, subject to approval and monitoring by its commission, a financial plan to eliminate deficits and cure any defaults and otherwise remedy fiscal emergency conditions, and to take other actions required under its financial plan. It also provides enhanced protection for the municipality's bonds and notes and, subject to the act's stated standards and controls, permits the State to purchase limited amounts of the municipality's short-term obligations (used only once, in 1980).

                   There are currently five municipalities in fiscal emergency status and two municipalities in fiscal watch status. A current and historical listing of municipalities in fiscal emergency and fiscal watch status is accessible on the Internet at http://www.auditor.state.oh.us.

                   The fiscal emergency legislation has been amended to extend its potential application to counties (88 in the State) and townships. This extension is on an "if and as needed" basis, and not aimed at particular identified existing fiscal problems of those subdivisions.

          Litigation

                   The State of Ohio is a party to various legal proceedings seeking damages or injunctive relief and generally incidental to its operations. The ultimate disposition of these proceedings is not presently determinable, but in the opinion of the Ohio Attorney General will not have a material adverse effect on payment of State obligations.

                   THE FOLLOWING RESTRICTIONS ARE FUNDAMENTAL POLICIES:

                   The Portfolio has adopted the following investment restrictions, which may not be changed without the approval of the holders of a majority of the Portfolio's outstanding voting securities. The approval of a majority of the Portfolio's outstanding voting securities means the affirmative vote of
          (i) 67% or more of the shares represented at a meeting at which more than 50% of the outstanding shares are present in person or by proxy, or (ii) more than 50% of the outstanding shares, whichever is less. If a percentage restriction is adhered to at the time of an investment, a later increase or decrease in percentage resulting from a change in value of portfolio securities or in amount of the Portfolio's assets will not constitute a violation of that restriction.

                   The Portfolio:

                   1. May not invest more than 25% of its total assets in the securities of issuers conducting their principal business activities in any one industry, provided that for purposes of this policy (a) there is no limitation with respect to investments in municipal securities (including industrial development bonds), securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, certificates of deposit, bankers' acceptances and interest-bearing savings deposits, and (b) consumer finance companies, industrial finance companies and gas, electric, water and telephone utility companies are each considered to be separate industries. For purposes of this restriction, the Portfolio will regard the entity which has the primary responsibility for the payment of interest and principal as the issuer;

                   2. May not borrow money except from banks on a temporary basis or via entering into reverse repurchase agreements for extraordinary or emergency purposes in an aggregate amount not to exceed 15% of the Portfolio's total assets. Such borrowings may be used, for example, to facilitate the orderly maturation and sale of portfolio securities during periods of abnormally heavy redemption requests, if they should occur, such borrowings may not be used to purchase investments and the Portfolio will not purchase any investment while any such borrowings exist;

                   3. May not issue senior securities except to the extent permitted by the 1940 Act;

                   4. May not pledge, hypothecate, mortgage or otherwise encumber its assets except to secure borrowings, including reverse repurchase agreements, effected within the limitations set forth in restriction 2;

                   5. May not make loans of money or securities except by [6~the purchase of debt obligations in which the Portfolio may invest consistent with its investment objectives and policies and by investment in repurchase agreements;

                   6. May not invest in real estate (other than securities secured by real estate or interests therein or securities issued by companies which invest in real estate or interests therein), commodities or commodity contracts; and

                   7.   May not act as an underwriter of securities.

                   NON-FUNDAMENTAL POLICIES

                   The following policies are not fundamental and may be changed by the Trustees without shareholder approval. If a percentage restriction is adhered to at the time of an investment, a later increase or decrease in percentage resulting from a change in value of portfolio securities or in amount of the Portfolio's assets will not constitute a violation of that restriction. The Portfolio:

                   1. May not invest more than 5% of its total assets in the securities of any one issuer (other than securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities), except that with respect to 50% of the Portfolio's total assets the Portfolio may invest in the securities of as few as four issuers (provided that no more than 25% of the Portfolio's total assets are invested in the securities of any one issuer).* For purposes of this limitation, the issuer of the letter of credit or other guarantee backing a participation interest in a variable rate industrial development bond is deemed to be the issuer of such participation interest;

                   2. May not purchase more than 10% of any class of the voting securities of any one issuer except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities;


          ____________________

          * As a matter of operating policy, pursuant to Rule 2a-7, the Portfolio may, with respect to 75% of its assets, invest no more than 5% of its assets in the securities of any one issuer; the remaining 25% of the Portfolio's assets may be invested in securities of one or more issuers provided that they are first tier securities. The policy described herein would give the Portfolio the investment latitude described therein only in the event Rule 2a-7 is further amended in the future.

                   3. May not invest more than 25% of its total assets in municipal securities the interest upon which is paid from revenues of similar-type projects;

                   4. May not enter into repurchase agreements not terminable within seven days if, as a result thereof, more than 10% of the Portfolio's net assets would be committed to such repurchase agreements;

                   5.   May not purchase any securities on margin;

                   6. May not make short sales of securities or maintain a short position or write, purchase or sell puts (except for standby commitments as described in the Prospectus and above), calls, straddles, spreads or combinations thereof; and

                   7. May not invest more than 10% of its net assets in illiquid securities.

          _________________________________________________________________

                                     MANAGEMENT
          _________________________________________________________________

          Trustees and Officers

                   The business and affairs of the Fund are managed under the direction of the Board of Trustees. The Trustees and principal officers of the Fund and their principal occupations during the past five years are set forth below. Unless otherwise specified, the address of each such person is 1345 Avenue of the Americas, New York, NY 10105. Those Trustees whose names are followed by a footnote are "interested persons" of the Trust as defined under the Act. Each Trustee and officer is also a director, trustee or officer of other registered investment companies sponsored by the Adviser.

          Trustees

                   DAVE H. WILLIAMS,** 67, Chairman, is Chairman of the Board of Directors of Alliance Capital Management Corporation ("ACMC")*** sole general partner of the Adviser with which he has been associated since prior to 1995.
          ____________________

          **     An "interested person" of the Fund as defined in the Act.

          *** For purposes of this Statement of Additional Information, ACMC refers to Alliance Capital Management Corporation, the sole general partner of the Adviser, and to the predecessor general partner of the Adviser of the same name.

                   JOHN D. CARIFA,** 55, is the President, Chief Operating Officer, and a Director of ACMC with which he has been associated since prior to 1995.

                   SAM Y. CROSS, 73, was, since prior to December 1993, Executive Vice President of The Federal Reserve Bank of New York and manager for foreign operations for The Federal Reserve System. He is Executive-In-Residence at the School of International and Public Affairs, Columbia University. He is also a director of Fuji Bank and Trust Co. His address is 200 East 66th Street, New York, New York 10021.

                   CHARLES H. P. DUELL, 62, is President of Middleton Place Foundation with which he has been associated since prior to 1995. He is also a Director of GRC International, Inc., a Trustee Emeritus of the National Trust for Historic Preservation and serves on the Board of Architectural Review, City of Charleston. His address is Middleton Place Foundation, Ashley River Road, Charleston, South Carolina 29414.

                   WILLIAM H. FOULK, JR., 67, is an Investment Adviser and an Independent Consultant. He was formerly Senior Manager of Barrett Associates, Inc., a registered investment adviser, with which he had been associated since prior to 1995. His address is 2 Greenwich Plaza, Suite 100, Greenwich, CT 06830.

                   DAVID K. STORRS, 56, is President and Chief Executive Officer of Alternative Investment Group, LLC (an investment firm). He was formerly President of The Common Fund (investment management for educational institutions) with which he had been associated since prior to 1995. His address is 65 South Gate Road, Southport, Connecticut 06490.

                   SHELBY WHITE, 61, is an author and financial journalist. Her address is One Sutton Place South, New York, New York 10022.

          Officers

                   RONALD M. WHITEHILL - President, 62, is a Senior Vice President of ACMC and President of Alliance Cash Management Services with which he has been associated since prior to 1995.

                   KATHLEEN A. CORBET - Senior Vice President, 40, is an Executive Vice President of ACMC with which she has been associated since prior to 1995.

                   DREW BIEGEL - Senior Vice President, 49, is a Vice President of ACMC with which he has been associated since prior to 1995.

                   JOHN R. BONCZEK - Senior Vice President, 40, is a Vice President of ACMC with which he has been associated since prior to 1995.

                   ROBERT I. KURZWEIL - Senior Vice President, 49, is a Vice President of ACMC with which he has been associated since prior to 1995.

                   WAYNE D. LYSKI - Senior Vice President, 59, is an Executive Vice President of ACMC with which he has been associated since prior to 1995.

                   WILLIAM E. OLIVER - Senior Vice President, 51, is a Senior Vice President of ACMC with which he has been associated since prior to 1995.

                   PATRICIA ITTNER - Senior Vice President, 49, is a Vice President of ACMC with which she has been associated since prior to 1995.

                   RAYMOND J. PAPERA - Senior Vice President, 44, is a Senior Vice President of ACMC with which he has been associated since prior to 1995.

                   DORIS T. CILIBERTI - Senior Vice President, 36, is an Assistant Vice President of ACMC with which she has been associated since prior to 1995.

                   FRANCES M. DUNN - Vice President, 29, is a Vice President of ACMC with which she has been associated since prior to 1995.

                   WILLIAM J. FAGAN - Vice President, 38, is an Assistant Vice President of ACMC with which he has been associated since prior to 1995.

                   LINDA N. KELLEY - Vice President, 40, is an Assistant Vice President of ACMC with which she has been associated since prior to 1995.

                   JOSEPH R. LASPINA - Vice President, 40, is an Assistant Vice President of ACMC with which he has been associated since prior to 1995.

                   EILEEN M. MURPHY - Vice President, 29, is a Vice President of ACMC with which she has been associated since prior to 1995.

                   MARIA C. SAZON - Vice President, 34, is an Assistant V.P. of ACMC with which she have been associated since 1997.

          Prior thereto, she was a municipal bond analyst at Financial Guaranty Insurance Company since prior to 1995.

                   EDMUND P. BERGAN, Jr. - Secretary, 50, is a Senior Vice President and the General Counsel of Alliance Fund Distributors, Inc. ("AFD") and Alliance Fund Services, Inc. ("AFS") with which he has been associated since prior to 1995.

                   MARK D. GERSTEN - Treasurer and Chief Financial Officer, 50, is a Senior Vice President of AFS and a Vice President of AFD with which he has been associated since prior to 1995.

                   VINCENT S. NOTO - Controller, 35, is an Assistant Vice President of AFS with which he has been associated since prior to 1995.

                   ANDREW L. GANGOLF - Assistant Secretary, 46, is a Senior Vice President and Assistant General Counsel of AFD with which he has been associated since prior to 1995.

                   DOMENICK PUGLIESE - Assistant Secretary, 39, is a Senior Vice President and Assistant General Counsel of AFD with which he has been associated since prior to 1995.

                   As of October 8, 1999, the Trustees and officers as a group owned less than 1% of the shares of each Portfolio. The Fund does not pay any fees to, or reimburse expenses of, its Trustees who are considered "interested persons" of the Fund. The aggregate compensation paid by the Fund to each of the Trustees during its fiscal year ended June 30, 1999, the aggregate compensation paid to each of the Trustees during calendar year 1999 by all of the funds to which the Adviser provides investment advisory services (collectively, the "Alliance Fund Complex") and the total number of registered investment companies (and separate investment portfolios within those companies) in the Alliance Fund Complex with respect to which each of the Trustees serves as a director or trustee, are set forth below. Neither the Fund nor any other fund in the Alliance Fund Complex provides compensation in the form of pension or retirement benefits to any of its directors or trustees.


                                                         Total Number  Total Number
                                                         of Funds in   of Investment
                                                         the Alliance  Portfolios
                                          Total          Fund Complex, Within the Funds,
                                          Compensation   Including the Including the
                                          From the       Fund, as to   Fund, as to
                                          Alliance Fund  which the     which the
          Name of           Aggregate     Complex,       Trustee is a  Trustee is a
          Trustee           Compensation  Including the  Director or   Director or
          of the Fund       From the Fund Fund           Trustee       Trustee
          ___________       ____________  ______________ _____________ _______________


	    Dave H. Williams       $-0-       $-0-                6            15
          John D. Carifa         $-0-       $-0-               50           116
          Sam Y. Cross           $3,455     $12,000             3            12
          Charles H.P. Duell     $3,455     $12,000             3            12
          William H. Foulk, Jr.  $3,455     $241,003           45           111
          David K. Storrs        $3,455     $12,000             3            12
          Shelby White           $3,455     $12,000             3            12

          The Adviser

                   The Adviser, a Delaware limited partnership with principal offices at 1345 Avenue of the Americas, New York, New York 10105, has been retained under an investment advisory agreement (the "Advisory Agreement") to provide investment advice and, in general, to conduct the management and investment program of the Fund under the supervision and control of the Fund's Trustees.


                   The Fund's investment adviser is Alliance Capital Management L.P., 1345 Avenue of the Americas, New York, New York 10105. The Adviser is a leading international adviser managing client accounts with assets as of June 30, 2000 totaling more than $388 billion (of which more than $185 billion represented assets of investment companies). As of June 30, 2000, the Adviser managed retirement assets for any of the largest public and private employee benefit plans (including 29 of the nation's FORTUNE 100 companies), for public employee retirement funds in 33 out of the 50 states, for investment companies, and for foundations, endowments, banks and insurance companies worldwide. The 52 registered investment companies managed by the Adviser, comprising 122 separate investment portfolios, currently have approximately 6.1 million shareholder accounts.

                   Alliance Capital Management Corporation ("ACMC") is the general partner of the Adviser and a wholly owned subsidiary of the The Equitable Life Assurance Society of the United States ("Equitable"). Equitable, one of the largest life insurance companies in the United States, is the beneficial owner of an approximately 55.4% partnership interest in the Adviser. Alliance Capital Management Holding L.P. ("Alliance Holding") owns an approximately 41.9% partnership interest in the Adviser.**** Equity interests in Alliance Holding are traded on the New York Stock Exchange in the form of units. Approximately 98% of such interests are owned by the public and management or employees of the Adviser and approximately 2% are owned by Equitable. Equitable is a wholly owned subsidiary of AXA Financial, Inc. ("AXA Financial"), a Delaware corporation whose shares are traded on the New York Stock Exchange. AXA Financial serves as the holding company for the Adviser, Equitable and Donaldson, Lufkin & Jenrette, Inc., an integrated investment and merchant bank. As of June 30, 1999, AXA, a French insurance holding company, owned approximately 58.2% of the issued and outstanding shares of common stock of AXA Financial.

                   Under the Advisory Agreement, the Adviser provides investment advisory services and order placement facilities for the Portfolio of the Fund and pays all compensation of Trustees of the Fund who are affiliated persons of the Adviser. The Adviser or its affiliates also furnish the Fund, without charge, with management supervision and assistance and office facilities. Under the Advisory Agreement, the Portfolio pays an advisory fee at the annual rate of .50 of 1% up to $1.25 billion of the average daily value of its net assets, .49 of 1% of the next $.25 billion of such assets, .48 of 1% of the next $.25 billion of such assets, .47 of 1% of the next $.25 billion of such assets, .46 of 1% of the next $1 billion of such assets and .45 of 1% of the average daily net assets of the Portfolio in excess of $3 billion. The fee is accrued daily and paid monthly. Pursuant to the Advisory Agreement the Adviser will reimburse the Portfolio to the extent that its net expenses (excluding taxes, brokerage, interest and extraordinary expenses) exceed 1% of its average daily net assets for any fiscal year.

          ____________________

          **** Until October 29, 1999, Alliance Holding served as the investment adviser to the Fund. On that date, Alliance Holding reorganized by transferring its business to the Adviser. Prior thereto, the Adviser had no material business operations. One result of the reorganization was that the Advisory Agreement, then between the Fund and Alliance Holding, was transferred to the Adviser by means of a technical assignment, and ownership of Alliance Fund Distributors, Inc. and Alliance Fund Services, Inc., the Fund's principal underwriter and transfer agent, respectively, also was transferred to the Advisers.

                   In accordance with the Distribution Services Agreement described below, the Fund may pay a portion of advertising and promotional expenses in connection with the sale of shares of the Fund. The Fund also pays for printing of prospectuses and other reports to shareholders and all expenses and fees related to registration and filing with the Commission and with state regulatory authorities. The Fund pays all other expenses incurred in its operations, including the Adviser's management fees; custody, transfer and dividend disbursing expenses; legal and auditing costs; clerical, accounting, administrative and other office costs; fees and expenses of Trustees who are not affiliated with the Adviser; costs of maintenance of the Fund's existence; and interest charges, taxes, brokerage fees, and commissions. As to the obtaining of clerical and accounting services not required to be provided to the Fund by the Adviser under the Advisory Agreement, the Fund may employ its own personnel. For such services, it also may utilize personnel employed by the Adviser or its affiliates; if so done, the services are provided to the Fund at cost and the payments therefore must be specifically approved in advance by the Fund's Trustees.

                   The Fund has made arrangements with certain broker-dealers, including Pershing, Division of Donaldson, Lufkin & Jenrette Securities Corporation ("Pershing"), an affiliate of the Adviser, whose customers are Fund shareholders pursuant to which payments are made to such broker-dealers performing recordkeeping and shareholder servicing functions. Such functions may include opening new shareholder accounts, processing purchase and redemption transactions, and responding to inquiries regarding the Fund's current yield and the status of shareholder accounts. The Fund pays fully disclosed and omnibus broker dealers (including Pershing) for such services. The Fund may also pay for the electronic communications equipment maintained at the broker-dealers' offices that permits access to the Fund's computer files and, in addition, reimburses fully-disclosed broker-dealers at cost for personnel expenses involved in providing such services. All such payments must be approved or ratified by the Trustees.

                   The Advisory Agreement became effective on July 22, 1992. The Advisory Agreement with respect to the Portfolio was approved by the vote, cast in person by all the Trustees of the Fund who neither were interested persons of the Fund nor had any direct or indirect financial interest in the Agreement or any related agreement, at a meeting called for that purpose on September 11, 2000. The continuance of the Advisory Agreement for an additional annual term was also approved by the vote, cast in person by all the Trustees of the Fund who neither were interested persons of the Fund nor had any direct or indirect financial interest in the Agreement or any related agreement, at a meeting called for that purpose on June 5, 2000.

                   The Advisory Agreement remains in effect from year to year provided that such continuance is specifically approved at least annually by a vote of a majority of the outstanding shares of the Portfolio or by the Fund's Trustees, including in either case approval by a majority of the Trustees who are not parties to the Agreement, or interested persons as defined in the Act. The Advisory Agreement may be terminated without penalty on 60 days' written notice at the option of either party or by a vote of the outstanding voting securities of the Fund; it will automatically terminate in the event of assignment. The Adviser is not liable for any action or inaction with regard to its obligations under the Advisory Agreement as long as it does not exhibit willful misfeasance, bad faith, gross negligence, or reckless disregard of its obligations.

          Distribution Services Agreement

                   Rule 12b-1 under the Act permits an investment company to directly or indirectly pay expenses associated with the distribution of its shares in accordance with a duly adopted and approved plan. The Fund has entered into a Distribution Services Agreement (the "Agreement") which includes a plan adopted pursuant to Rule 12b-1 (the "Plan"), with Alliance Fund Distributors, Inc. ("AFD" or the "Distributor"), which applies to all Series of the Trust. Pursuant to the Plan, the Fund makes payments each month to AFD in an amount that will not exceed, on an annualized basis, .25 of 1% of the Portfolio's aggregate average daily net assets. In addition, under the Agreement the Adviser may make payments to the the Distributor for distribution assistance and for administrative, accounting and other services from its own resources, which may include the management fee it receives from the Fund.

                   Payments under the Agreement are used in their entirety for (i) payments to broker-dealers and other financial intermediaries, including the Distributor and Donaldson, Lufkin & Jenrette Securities Corporation and its Pershing Division, affiliates of the Adviser, for distribution assistance and to banks and other depository institutions for administrative and accounting services, and (ii) otherwise promoting the sale of shares of the Fund such as by paying for the preparation, printing and distribution of prospectuses and other promotional materials sent to existing and prospective shareholders and by directly or indirectly purchasing radio, television, newspaper and other advertising. In approving the Agreement, the Trustees determined that there was a reasonable likelihood that the Agreement would benefit the Fund and its shareholders.

                   The administrative and accounting services provided by broker-dealers, depository institutions and other financial institutions may include, but are not limited to, establishing and maintaining shareholder accounts, sub-accounting, processing of purchase and redemption orders, sending confirmations of transactions, forwarding financial reports and other communications to shareholders and responding to shareholder inquiries regarding the Fund. As interpreted by courts and administrative agencies, certain laws and regulations limit the ability of a bank or other depository institution to become an underwriter or distributor of securities. However, in the opinion of the Fund's management based on the advice of counsel, these laws and regulations do not prohibit such depository institutions from providing other services for investment companies such as the administrative and accounting services described above. The Trustees will consider appropriate modifications to the Fund's operations, including discontinuance of payments under the Agreement to banks and other depository institutions, in the event of any future change in such laws or regulations which may affect the ability of such institutions to provide the above-mentioned services.

                   The Treasurer of the Fund reports the amounts expended under the Agreement and the purposes for which such expenditures were made to the Trustees on a quarterly basis. Also, the Agreement provides that the selection and nomination of disinterested Trustees (as defined in the Act) are committed to the discretion of the disinterested Trustees then in office.

                   The Agreement for the Fund became effective on July 22, 1992. The Agreement with respect to the Portfolio was approved by the vote, cast in person by all the Trustees of the Fund who neither were interested persons of the Fund nor had any direct or indirect financial interest in the Agreement or any related
          agreement, at a meeting called for that purpose on [     ], 2000.
          The Agreement may be continued annually thereafter if approved by a majority vote of the Trustees who neither are interested persons of the Fund nor have any direct or indirect financial interest in the Agreement or in any related agreement, cast in person at a meeting called for that purpose.

                   All material amendments to the Agreement must be approved by a vote of the Trustees, including a majority of the disinterested Trustees, cast in person at a meeting called for that purpose, and the Agreement may not be amended in order to increase materially the costs which the Fund may bear pursuant to the Agreement without the approval of a majority of the outstanding shares of the Fund. The Agreement may also be terminated at any time by a majority vote of the disinterested Trustees, or by a majority of the outstanding shares of the Fund or by the Distributor. Any agreement with a qualifying broker-dealer or other financial intermediary may be terminated without penalty on not more than 60 days' written notice by a vote of the majority of non-party Trustees, by a vote of a majority of the outstanding shares of the Fund, or by the Distributor and will terminate automatically in the event of its assignment.

                   The Agreement is in compliance with rules of the National Association of Securities Dealers, Inc. (the "NASD") which became effective July 7, 1993 and which limit the annual asset-based sales charges and service fees that a mutual fund may impose to .75% and .25%, respectively, of average annual net assets.

          _________________________________________________________________

                         PURCHASES AND REDEMPTION OF SHARES
          _________________________________________________________________

                   The Portfolio may refuse any order for the purchase of shares. The Portfolio reserves the right to suspend the sale of its shares to the public in response to conditions in the securities markets or for other reasons.

              Accounts Not Maintained Through Financial Intermediaries

          Opening Accounts-New Investments

              A. When Funds are Sent by Wire (the wire method permits immediate credit)

                   1)   Telephone the Portfolio toll-free at
                        (800) 824-1916. The Portfolio will ask for the name of the account as you wish it to be registered, address of the account, and taxpayer identification number (social security number for an individual). The Portfolio will then provide you with an account number.

                   2) Instruct your bank to wire Federal funds (minimum $1,000) exactly as follows:

                        ABA 0110 00028
                        State Street Bank and Trust Company
                        Boston, MA  02101
                        Alliance Municipal Trust
                        DDA  9903-279-9

                        Your account name as registered with the Portfolio Your account number as registered with the Portfolio

                   3)   Mail a completed Application Form to:

                        Alliance Fund Services, Inc.
                        P.O. Box 1520
                        Secaucus, New Jersey  07096-1520

              B.   When Funds are Sent by Check

                   1)   Fill out an Application Form.

                   2) Mail the completed Application Form along with your check or negotiable bank draft (minimum $1,000), payable to "Alliance Municipal Trust," to Alliance Fund Services, Inc. as in A(3) above.

          Subsequent Investments

              A.   Investments by Wire (to obtain immediate credit)

                   Instruct your bank to wire Federal funds (minimum $100) to State Street Bank and Trust Company ("State Street Bank") as in A(2) above.

              B.   Investments by Check

                   Mail your check or negotiable bank draft (minimum $100), payable to "Alliance Municipal Trust," to Alliance Fund Services, Inc. as in A(3) above.

                   Include with the check or draft the "next investment" stub from one of your previous monthly or interim account statements. For added identification, place your Fund account number on the check or draft.

          Investments Made by Check

                   Money transmitted by a check drawn on a member of the Federal Reserve System is converted to Federal funds in one business day following receipt and, thus, is then invested in the Fund. Checks drawn on banks which are not members of the Federal Reserve System may take longer to be converted and invested. All payments must be in United States dollars.

                   PROCEEDS FROM ANY SUBSEQUENT REDEMPTION BY YOU OF FUND [5~SHARES THAT WERE PURCHASED BY CHECK OR ELECTRONIC FUNDS TRANSFER WILL NOT BE FORWARDED TO YOU UNTIL THE FUND IS REASONABLY ASSURED THAT YOUR CHECK OR ELECTRONIC FUNDS TRANSFER HAS CLEARED, UP TO FIFTEEN DAYS FOLLOWING THE PURCHASE DATE. If the redemption request during such period is in the form of a Portfolio check, the check will be marked "insufficient funds" and be returned unpaid to the presenting bank.

          Redemptions

              A.   By Telephone

                   You may withdraw any amount from your account on any Portfolio business day (i.e., any weekday exclusive of days on which the New York Stock Exchange or State Street Bank is closed) via orders given to AFS by telephone toll-free
          (800) 824-1916. Such redemption orders must include your account name as registered with the Portfolio and the account number.

                   If your telephone redemption order is received by AFS prior to 12:00 Noon, Eastern time, we will send the proceeds in Federal funds by wire to your designated bank account that day. The minimum amount for a wire is $1,000. If your telephone redemption order is received by AFS after 12:00 Noon and before 4:00 p.m., Eastern time, we will wire the proceeds the next business day. You also may request that proceeds be sent by check to your designated bank. Redemptions are made without any charge to you.

                   During periods of drastic economic or market developments, such as the market break of October 1987, it is possible that shareholders would have difficulty in reaching AFS by telephone (although no such difficulty was apparent at any time in connection with the 1987 market break). If a shareholder were to experience such difficulty, the shareholder should issue written instructions to AFS at the address shown on the cover of this Statement of Additional Information. AFS reserves the right to suspend or terminate its telephone redemption service at any time without notice. Neither the Fund nor the Adviser, nor AFS will be responsible for the authenticity of telephone requests for redemptions that AFS reasonably believes to be genuine. AFS will employ reasonable procedures in order to verify that telephone requests for redemptions are genuine, including among others, recording such telephone instructions and causing written confirmations of the resulting transactions to be sent to shareholders. If AFS did not employ such procedures, it could be liable for losses arising from unauthorized or fraudulent telephone instructions. Selected dealers or agents may charge a commission for handling telephone requests for redemptions.

              B.   By Checkwriting

                   With this service, you may write checks made payable to any payee. Checks cannot be written for more than the principal balance (not including any accrued dividends) in your account. First, you must fill out the Signature Card which is with the Application Form. If you wish to establish this checkwriting service subsequent to the opening of your Fund account, contact the Portfolio by telephone or mail. There is no separate charge for the checkwriting service, except that State Street Bank may impose charges for checks which are returned unpaid because of insufficient funds or for checks upon which you have placed a stop order. There is currently a $7.50 charge for check reorders.

                   The checkwriting service enables you to receive the daily dividends declared on the shares to be redeemed until the day that your check is presented to State Street Bank for payment.

              C.   By Mail

                   You may withdraw any amount from your account at any time by mail. Written orders for withdrawal, accompanied by duly endorsed certificates, if issued, should be mailed to Alliance Fund Services, Inc., P.O. Box 1520, Secaucus, New Jersey 07096-1520. Such orders must include the account name as registered with the Fund and the account number. All written orders for redemption, and accompanying certificates, if any, must be signed by all owners of the account with the signatures guaranteed by an institution which is an "eligible guarantor" as defined in Rule 17Ad-15 under the Securities Exchange Act of 1934, as amended.

          _________________________________________________________________

                               ADDITIONAL INFORMATION
          _________________________________________________________________

                   Automatic Investment Program. A shareholder may purchase shares of the Portfolio through an automatic investment program through a bank that is a member of the National Automated Clearing House Association. Purchases can be made on a Fund business day each month designated by the shareholder. Shareholders wishing to establish an automatic investment program should write or telephone the Portfolio or AFS at (800) 221-5672.

                   Shareholders maintaining Portfolio accounts through brokerage firms and other institutions should be aware that such institutions necessarily set deadlines for receipt of transaction orders from their clients that are earlier than the transaction times of the Portfolio itself so that the institutions may properly process such orders prior to their transmittal to State Street Bank and Trust Company ("State Street Bank"). Should an investor place a transaction order with such an institution after its deadline, the institution may not effect the order with the Portfolio until the next business day. Accordingly, an investor should familiarize himself or herself with the deadlines set by his or her institution. For example, the Portfolio's Distributor accepts purchase orders from its customers up to 2:15 p.m.,

          Eastern time, for issuance at the 4:00 p.m., Eastern time, transaction time and price. A brokerage firm acting on behalf of a customer in connection with transactions in Portfolio shares is subject to the same legal obligations imposed on it generally in connection with transactions in securities for a customer, including the obligation to act promptly and accurately.

                   Orders for the purchase of Portfolio shares become effective at the next transaction time after Federal funds or bank wire monies become available to State Street Bank for a shareholder's investment. Federal funds are a bank's deposits in a Federal Reserve Bank. These funds can be transferred by Federal Reserve wire from the account of one member bank to that of another member bank on the same day and are considered to be immediately available funds; similar immediate availability is accorded monies received at State Street Bank by bank wire.
          Money transmitted by a check drawn on a member of the Federal Reserve System is converted to Federal funds in one business day following receipt. Checks drawn on banks which are not members of the Federal Reserve System may take longer. All payments (including checks from individual investors) must be in United States dollars.

                   All shares purchased are confirmed to each shareholder and are credited to his or her account at the net asset value.
          To avoid unnecessary expense to the Portfolio and to facilitate the immediate redemption of shares, share certificates, for which no charge is made, are not issued except upon the written request of a shareholder. Certificates are not issued for fractional shares. Shares for which certificates have been issued are not eligible for any of the optional methods of withdrawal; namely, the telephone, telegraph, checkwriting or periodic redemption procedures. The Portfolio reserves the right to reject any purchase order.

                   Arrangements for Telephone Redemptions. If you wish to use the telephone redemption procedure, indicate this on your Application Form and designate a bank and account number to receive the proceeds of your withdrawals. If you decide later that you wish to use this procedure, or to change instructions already given, send a written notice to Alliance Fund Services, Inc., P.O. Box 1520, Secaucus, New Jersey 07096-1520, with your signature guaranteed by an institution which is an eligible guarantor. For joint accounts, all owners must sign and have their signatures guaranteed.

                   Retirement Plans. The Portfolio's objectives of safety of principal, excellent liquidity and maximum current income to the extent consistent with the first two objectives may make it a suitable investment vehicle for part or all of the assets held in various tax-deferred retirement plans. The Portfolio has available forms of individual retirement account (IRA), simplified employee pension plans (SEP), 403(b)(7) plans and employer-sponsored retirement plans (Keogh or HR10 Plan).
          Certain services described in this prospectus may not be available to retirement accounts and plans. Persons desiring information concerning these plans should write or telephone the Fund or AFS at (800) 221-5672.

                   The Alliance Plans Division of Frontier Trust Company, a subsidiary of The Equitable Life Assurance Society of the United States, is the custodian under these plans. The custodian charges a nominal account establishment fee and a nominal annual maintenance fee. A portion of such fees is remitted to AFS to compensate that organization for services rendered to retirement plan accounts maintained with the Fund.

                   Periodic Distribution Plans. Without affecting your right to use any of the methods of redemption described above, by checking the appropriate boxes on the Application Form, you may elect to participate additionally in the following plans without any separate charge. Under the Income Distribution Plan you receive monthly payments of all the income earned in your Fund account, with payments forwarded by check or electronically via the Automated Clearing House ("ACH") network shortly after the close of the month. Under the Systematic Withdrawal Plan, you may request payments by check or electronically via the ACH network in any specified amount of $50 or more each month or in any intermittent pattern of months. If desired, you can order, via a signature-guaranteed letter to the Portfolio , such periodic payments to be sent to another person. Shareholders wishing either of the above plans electronically through the ACH network should write or telephone the Fund or AFS at
          (800) 221-5672.

                   The Portfolio has the right to close out an account if it has a zero balance on December 31 and no account activity for the first six months of the subsequent year. Therefore, unless this has occurred, a shareholder with a zero balance, when reinvesting, should continue to use his account number. Otherwise, the account should be re-opened pursuant to procedures described above or through instructions given to a financial intermediary.

                   A "business day," during which purchases and redemptions of Portfolio shares can become effective and the transmittal of redemption proceeds can occur, is considered for Portfolio purposes as any weekday exclusive of New Year's Day, Martin Luther King, Jr. Day, President's Day (observed), Good Friday, Memorial Day (observed), Independence Day, Labor Day, Thanksgiving Day and Christmas Day; if one of these holidays falls on a Saturday or Sunday, purchases and redemptions will likewise not be processed on the preceding Friday or the following Monday, respectively. On any such day that is an official bank holiday in Massachusetts, neither purchases nor wired redemptions can become effective because Federal funds cannot be received or sent by State Street Bank. On such days, therefore, the Portfolio can only accept redemption orders for which shareholders desire remittance by check. The right of redemption may be suspended or the date of a redemption payment postponed for any period during which the New York Stock Exchange is closed (other than customary weekend and holiday closings), when trading on the New York Stock Exchange is restricted, or an emergency (as determined by the Commission) exists, or the Commission has ordered such a suspension for the protection of shareholders. The value of a shareholder's investment at the time of redemption may be more or less than his or her cost, depending on the market value of the securities held by the Portfolio at such time and the income earned.

          _________________________________________________________________

                 DAILY DIVIDENDS - DETERMINATION OF NET ASSET VALUE
          _________________________________________________________________

                   All net income of the Portfolio is determined after the close of each business day, currently 4:00 p.m., Eastern time, (and at such other times as the Trustees may determine) and is paid immediately thereafter pro rata to shareholders of record of the Portfolio via automatic investment in additional full and fractional shares in each shareholder's account at the rate of one share for each dollar distributed. As such additional shares are entitled to dividends on following days, a compounding growth of income occurs.

                   The Portfolio's net income consists of all accrued interest income on Portfolio assets less expenses allocable to the Portfolio (including accrued expenses and fees payable to the Adviser) applicable to that dividend period. Realized gains and losses are reflected in the Portfolio's net asset value and are not included in net income. Net asset value per share of the Portfolio is expected to remain constant at $1.00 since all net income of each Portfolio is declared as a dividend each time net income is determined and net realized gains and losses are expected to be relatively small.

                   The valuation of the Portfolio's portfolio securities is based upon their amortized cost which does not take into account unrealized securities gains or losses as measured by market valuations. The amortized cost method involves valuing an instrument at its cost and thereafter applying a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. During periods of declining interest rates, the daily yield on shares of the Portfolio may be higher than that of a fund with identical investments utilizing a method of valuation based upon market prices for its portfolio instruments; the converse would apply in a period of rising interest rates.

                   Pursuant to Rule 2a-7 the Portfolio currently treats a municipal security which has a variable or floating rate of interest as having a maturity equal to the period prescribed by such rule. The Portfolio maintains procedures designed to maintain, to the extent reasonably possible, the price per share of each Portfolio as computed for the purpose of sales and redemptions at $1.00. Such procedures include review of the Portfolio's portfolio holdings by the Trustees to the extent required by Rule 2a-7 under the Act at such intervals as they deem appropriate to determine whether and to what extent the net asset value of the Portfolio calculated by using available market quotations or market equivalents deviates from net asset value based on amortized cost. There can be no assurance, however, that the Fund's net asset value per share will remain constant at $1.00.

                   The net asset value of the shares of the Portfolio is determined each business day (and on such other days as the Trustees deem necessary) at 12:00 Noon and 4:00 p.m. Eastern time. The net asset value per share of the Portfolio is calculated by taking the sum of the value of the Portfolio's investments and any cash or other assets, subtracting liabilities, and dividing by the total number of shares of that Portfolio outstanding. All expenses, including the fees payable to the Adviser, are accrued daily.

          _________________________________________________________________

                                        TAXES
          _________________________________________________________________

          Federal Income Tax Considerations

                   The Portfolio intends to qualify each year to be taxed as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code"), and, as such, will not be liable for Federal income and excise taxes on the net income and capital gains distributed to its shareholders. Since the Portfolio intends to distribute all of its net income and capital gains, the Portfolio should thereby avoid all Federal income and excise taxes.

                   For shareholders' Federal income tax purposes, distributions to shareholders out of tax-exempt interest income earned by the Portfolio generally are not subject to Federal income tax. See, however, "Investment Objectives and Policies-Alternative Minimum Tax" above.

                   Distributions out of taxable interest income, other investment income, and short-term capital gains are taxable to shareholders as ordinary income. Since the Portfolio's investment income is derived from interest rather than dividends, no portion of its distributions is eligible for the dividends-received deduction available to corporations. Long-term capital gains, if any, distributed by the Portfolio to a shareholder are taxable to the shareholder as long-term capital gain, irrespective of the length of time he may have held his shares. Distributions of short and long-term capital gains, if any, are normally made once each year near calendar year-end, although such distributions may be made more frequently if necessary in order to maintain the Portfolio's net asset value at $1.00 per share.

                   Interest on indebtedness incurred by shareholders to purchase or carry shares of the Portfolio is not deductible for Federal income tax purposes. Under rules of the Internal Revenue Service for determining when borrowed funds are used for purchasing or carrying particular assets, shares may be considered to have been purchased or carried with borrowed funds even though those funds are not directly linked to the shares. Further, persons who are "substantial users" (or related persons) of facilities financed by private activity bonds (within the meaning of Section 147(a) of the Code) should consult their tax advisers before purchasing shares of the Portfolio.

                   Substantially all of the dividends paid by the Portfolio are anticipated to be exempt from Federal income taxes. Shortly after the close of each calendar year, a notice is sent to each shareholder advising him of the total dividends paid into his account for the year and the portion of such total that is exempt from Federal income taxes. This portion is determined by the ratio of the tax-exempt income to total income for the entire year and, thus, is an annual average rather than a day-by-day determination for each shareholder.

                   It is anticipated that substantially all of the distributions of income and capital gains paid by the Portfolio will be exempt from the Ohio personal income tax, Ohio school district income taxes and Ohio municipal income taxes, and that such distributions will not be includable in the net income tax base of the Ohio franchise tax. Distributions will be so exempt to the extent that they are derived from Ohio municipal securities, provided that at all times at least 50% of the value of the total assets of the Portfolio consists of Ohio municipal securities or similar obligations of other states or their subdivisions. Shares of the Portfolio will be included in a corporation's tax base for purposes of computing the Ohio corporate franchise tax on a net worth basis.

          _________________________________________________________________

                                 GENERAL INFORMATION
          _________________________________________________________________

                   Portfolio Transactions. Subject to the general supervision of the Trustees of the Fund, the Adviser is responsible for the investment decisions and the placing of the orders for portfolio transactions for the Fund. Because the Fund invests in securities with short maturities, there is a relatively high portfolio turnover rate. However, the turnover rate does not have an adverse effect upon the net yield and net asset value of the Fund's shares since the Fund's portfolio transactions occur primarily with issuers, underwriters or major dealers in money market instruments acting as principals. Such transactions are normally on a net basis which do not involve payment of brokerage commissions. The cost of securities purchased from an underwriter usually includes a commission paid by the issuer to the underwriters; transactions with dealers normally reflect the spread between bid and asked prices.

                   The Fund has no obligations to enter into transactions in portfolio securities with any dealer, issuer, underwriter or other entity. In placing orders, it is the policy of the Fund to obtain the best price and execution for its transactions. Where best price and execution may be obtained from more than one dealer, the Adviser may, in its discretion, purchase and sell securities through dealers who provide research, statistical and other information to the Adviser. Such services may be used by the Adviser for all of its investment advisory accounts and, accordingly, not all such services may be used by the Adviser in connection with the Fund. The supplemental information received from a dealer is in addition to the services required to be performed by the Adviser under the Advisory Agreement, and the expenses of the Adviser will not necessarily be reduced as a result of the receipt of such information. During the fiscal years ended June 30, 1997, 1998 and 1999, the Fund paid no brokerage commissions.

                   Capitalization. All shares of the Fund, when issued, are fully paid and non-assessable. The Trustees are authorized to reclassify and issue any unissued shares to any number of additional classes or series without shareholder approval. Accordingly, the Trustees in the future, for reasons such as the desire to establish one or more additional portfolios with different investment objectives, policies or restrictions, may create additional classes or series of shares. Any issuance of shares of another class would be governed by the Investment

          Company Act of 1940 and the law of the Commonwealth of Massachusetts. Shares of the Portfolio are normally entitled to one vote for all purposes. Generally, shares of all Portfolios vote as a single series for the election of Trustees and on any other matter affecting all Portfolios in substantially the same manner. As to matters affecting the Portfolio differently, such as approval of the Advisory Agreement and changes in investment policy, shares of the Portfolio vote as a separate class.
          Certain procedures for the removal by shareholders of trustees of investment trusts, such as the Fund, are set forth in Section 16(c) of the Act.

                   At August 23, 2000, there were 4,146,506,720 shares of beneficial interest of the Fund outstanding. Of this amount 1,395,236,573 ]were for the General Portfolio; 822,503,230 were for the New York Portfolio; 976,852,247 were for the California Portfolio; 172,274,371 were for the Connecticut Portfolio; 290,797,181 were for the New Jersey Portfolio; 137,686,054 were for the Virginia Portfolio; 215,712,162 were for the Florida Portfolio; 67,722,701 were for the Massachusetts Portfolio; and 67,722,201 were for the Pennsylvania Portfolio.

                   Shareholder Liability. Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Fund. However, the Agreement and Declaration of Trust disclaims shareholder liability for acts or obligations of the Fund and requires that the Trustees use their best efforts to ensure that notice of such disclaimer be given in each note, bond, contract, instrument, certificate or undertaking made or issued by the trustees or officers of the Fund. The Agreement and Declaration of Trust provides for indemnification out of the property of the Fund for all loss and expense of any shareholder of the Fund held personally liable for the obligations of the Fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund would be unable to meet its obligations. In the view of the Adviser, such risk is not material.

                   Legal Matters. The legality of the shares offered hereby has been passed upon by Seward & Kissel LLP, New York, New York, counsel for the Fund and the Adviser. Seward & Kissel LLP has relied upon the opinion of Sullivan & Worcester, Boston, Massachusetts, for matters relating to Massachusetts law.

                   Accountants. An opinion relating to the Portfolio's financial statements is given herein by PricewaterhouseCoopers LLP, New York, New York, independent accountants for the Fund.

                   Yield Quotations. Advertisements containing yield quotations for the Portfolio may from time to time be sent to investors or placed in newspapers, magazines or other media on behalf of the Portfolio. These advertisements may quote performance rankings, ratings or data from independent organizations or financial publications such as Lipper, Inc., Morningstar, Inc., IBC's Money Fund Report, IBC's Money Market Insight or Bank Rate Monitor or compare the Portfolio's performance to bank money market deposit accounts, certificates of deposit or various indices. Such yield quotations are calculated in accordance with the standardized method referred to in Rule 482 under the Securities Act.

                   Yield quotations for the Portfolio are thus determined by (i) computing the net change over a seven-day period, exclusive of the capital changes, in the value of a hypothetical pre-existing account having a balance of one share of the Portfolio at the beginning of such period, (ii) dividing the net change in account value by the value of the account at the beginning of the base period to obtain the base period return, and (iii) multiplying the base period return by (365/7) with the resulting yield figure carried to the nearest hundredth of one percent. The Portfolio's effective annual yield represents a compounding of the annualized yield according to the formula:

               effective yield = [(base period return + 1) 365/7] - 1.

                   Depending on an investor's tax bracket, an investor may earn a substantially higher after-tax return from the Portfolio than from comparable investments the income from which is taxable.

                   Reports. You will receive semi-annual and annual reports of the Fund as well as a monthly summary of your account. You can arrange for a copy of each of your account statements to be sent to other parties.

                   Additional Information. This Statement of Additional Information does not contain all the information set forth in the Registration Statement filed by the Fund with the Commission under the Securities Act. Copies of the Registration Statement may be obtained at a reasonable charge from the Commission or may be examined, without charge, at the Commission's offices in Washington, D.C.

          _________________________________________________________________

                                     APPENDIX A
                         DESCRIPTION OF MUNICIPAL SECURITIES
          _________________________________________________________________

                   Municipal Notes generally are used to provide for short-term capital needs and usually have maturities of one year or less. They include the following:

                   1. Project Notes, which carry a U.S. Government guarantee, are issued by public bodies (called "local issuing agencies") created under the laws of a state, territory, or U.S. possession. They have maturities that range up to one year from the date of issuance. Project Notes are backed by an agreement between the local issuing agency and the Federal Department of Housing and Urban Development. These Notes provide financing for a wide range of financial assistance programs for housing, redevelopment, and related needs (such as low-income housing programs and renewal programs).

                   2. Tax Anticipation Notes are issued to finance working capital needs of municipalities. Generally, they are issued in anticipation of various seasonal tax revenues, such as income, sales, use and business taxes, and are payable from these specific future taxes.

                   3. Revenue Anticipation Notes are issued in expectation of receipt of other types of revenues, such as Federal revenues available under the Federal Revenue Sharing Programs.

                   4. Bond Anticipation Notes are issued to provide interim financing until long-term financing can be arranged. In most cases, the long-term bonds then provide the money for the repayment of the Notes.

                   5. Construction Loan Notes are sold to provide construction financing. After successful completion and acceptance, many projects receive permanent financing through the Federal Housing Administration under the Federal National Mortgage Association or the Government National Mortgage Association.

                   6. Tax-Exempt Commercial Paper is a short-term obligation with a stated maturity of 365 days or less. It is issued by agencies of state and local governments to finance seasonal working capital needs or as short-term financing in anticipation of longer term financing.

                   Municipal Bonds, which meet longer term capital needs and generally have maturities of more than one year when issued, have three principal classifications:

                   1. General Obligation Bonds are issued by such entities as states, counties, cities, towns, and regional districts. The proceeds of these obligations are used to fund a wide range of public projects, including construction or improvement of schools, highways and roads, and water and sewer systems. The basic security behind General Obligation Bonds is the issuer's pledge of its full faith and credit and taxing power for the payment of principal and interest. The taxes that can be levied for the payment of debt service may be limited or unlimited as to the rate or amount of special assessments.

                   2. Revenue Bonds generally are secured by the net revenues derived from a particular facility, group of facilities, or, in some cases, the proceeds of a special excise or other specific revenue source. Revenue Bonds are issued to finance a wide variety of capital projects including electric, gas, water and sewer systems; highways, bridges, and tunnels; port and airport facilities; colleges and universities; and hospitals. Many of these Bonds provide additional security in the form of a debt service reserve fund to be used to make principal and interest payments. Housing authorities have a wide range of security, including partially or fully insured mortgages, rent subsidized and/or collateralized mortgages, and/or the net revenues from housing or other public projects. Some authorities provide further security in the form of a state's ability (without obligation) to make up deficiencies in the debt service reserve fund.

                   3. Industrial Development Bonds are considered municipal bonds if the interest paid thereon is exempt from Federal income tax and are issued by or on behalf of public authorities to raise money to finance various privately operated facilities for business and manufacturing, housing, sports, and pollution control. These Bonds are also used to finance public facilities such as airports, mass transit systems, ports, and parking. The payment of the principal and interest on such Bonds is dependent solely on the ability of the facility's user to meet its financial obligations and the pledge, if any, of real and personal property as security for such payment.

          _________________________________________________________________

                                     APPENDIX B
                          DESCRIPTION OF SECURITIES RATING
          _________________________________________________________________

          Municipal and Corporate Bonds and Municipal Loans

                   The two highest ratings of Moody's Investors Service, Inc. ("Moody's") for municipal and corporate bonds are Aaa and Aa. Bonds rated Aaa are judged by Moody's to be of the best quality. Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. Moody's states that Aa bonds are rated lower than the best bonds because margins of protection or other elements make long-term risks appear somewhat larger than Aaa securities. The generic rating Aa may be modified by the addition of the numerals 1, 2 or 3. The modifier 1 indicates that the security ranks in the higher end of the Aa rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of such rating category.

                   The two highest ratings of Standard & Poor's Corporation ("Standard & Poor's") for municipal and corporate bonds are AAA and AA. Bonds rated AAA have the highest rating assigned by Standard & Poor's to a debt obligation. Capacity to pay interest and repay principal is extremely strong. Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree. The AA rating may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within that rating category.

          Short-Term Municipal Loans

                   Moody's highest rating for short-term municipal loans is MIG-1/VMIG-1. Moody's states that short-term municipal securities rated MIG-1/VMIG-1 are of the best quality, enjoying strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing, or both. Loans bearing the MIG-2/VMIG-2 designation are of high quality, with margins of protection ample although not so large as in the MIG-1/VMIG-1 group.

                   Standard & Poor's highest rating for short-term municipal loans is SP-1. Standard & Poor's states that short-term municipal securities bearing the SP-1 designation have very strong or strong capacity to pay principal and interest. Those issues rated SP-1 which are determined to possess overwhelming safety characteristics will be given a plus (+) designation.

          Issues rated SP-2 have satisfactory capacity to pay principal and interest.

          Other Municipal Securities and Commercial Paper

                   "Prime-1" is the highest rating assigned by Moody's for other short-term municipal securities and commercial paper, and "A-1+" and "A-1" are the two highest ratings for commercial paper assigned by Standard & Poor's (Standard & Poor's does not rate short-term tax-free obligations). Moody's uses the numbers 1, 2 and 3 to denote relative strength within its highest classification of "Prime", while Standard & Poor's uses the number 1+, 1, 2 and 3 to denote relative strength within its highest classification of "A". Issuers rated "Prime" by Moody's have the following characteristics: their short-term debt obligations carry the smallest degree of investment risk, margins of support for current indebtedness are large or stable with cash flow and asset protection well assured, current liquidity provides ample coverage of near-term liabilities and unused alternative financing arrangements are generally available.
          While protective elements may change over the intermediate or longer term, such changes are most unlikely to impair the fundamentally strong position of short-term obligations. Commercial paper issuers rated "A" by Standard & Poor's have the following characteristics: liquidity ratios are better than industry average, long-term debt rating is A or better, the issuer has access to at least two additional channels of borrowing, and basic earnings and cash flow are in an upward trend. Typically, the issuer is a strong company in a well-established industry and has superior management.

                                    PART C
                               OTHER INFORMATION


          Item 23. Exhibits

              (a)  (1)  Agreement and Declaration of Trust of the
                        Registrant - Incorporated by reference to Exhibit No. 1(a) to Post-Effective Amendment No. 35 of Registrant's Registration Statement on Form N-1A (File Nos. 2-79807 and 811-3586) filed with the Securities and Exchange Commission on October 30, 1997.

                   (2) Certificate of Amendment of the Agreement and Declaration of Trust of the Registrant dated October 31, 1991 - Incorporated by reference to Exhibit No. 1(b) to Post-Effective Amendment No. 35 of Registrant's Registration Statement on Form N-1A (File Nos. 2-79807 and 811-3586) filed with the Securities and Exchange Commission on October 30, 1997.

                   (3) Certificate of Designation dated January 26, 1994 - filed herewith.

                   (4)  Certificate of Designation dated September 9, 1994
                        - filed herewith.

                   (5) Certificate of Designation dated June 12, 1995 - filed herewith.

                   (6) Certificate of Designation dated April 14, 1997 - filed herewith.

                   (7) Certificate of Designation dated June 13, 2000 - filed herewith.

              (b) By-Laws of the Registrant - Incorporated by reference to Exhibit No. 2 to Post-Effective Amendment No. 35 of Registrant's Registration Statement on Form N-1A (File Nos. 2-79807 and 811-3586) filed with the Securities and Exchange Commission on October 30, 1997.

              (c)  Not applicable.

              (d) Advisory Agreement between the Registrant and Alliance Capital Management L.P. - Incorporated by reference to [6~Exhibit No. 5 to Post-Effective Amendment No. 35 of Registrant's Registration Statement on Form N-1A (File

                   Nos. 2-79807 and 811-3586) filed with the Securities and Exchange Commission on October 30, 1997.

              (e) Distribution Services Agreement between the Registrant and Alliance Fund Distributors, Inc., amended as of January 1, 1998 - Incorporated by reference to Exhibit No. 6 to Post-Effective Amendment No. 36 of Registrant's Registration Statement on Form N-1A (File Nos. 2-79807 and 811-3586) filed with the Securities and Exchange Commission on October 29, 1998.

              (f)  Not applicable.

              (g)  (1)  Custodian Contract between the Registrant and
                        Street Bank and Trust Company - Incorporated by reference to Exhibit No. 8(a) to Post-Effective Amendment No. 35 of Registrant's Registration Statement on Form N-1A (File Nos. 2-79807 and 811-3586) filed with the Securities and Exchange Commission on October 30, 1997.

                   (2) Amendment to the Custodian Contract between the Registrant and State Street Bank and Trust Company dated May 23, 1989 - Incorporated by reference to
                        Exhibit 8(b) to Post-Effective Amendment No. 35 of Registrant's Registration Statement on Form N-1A (File Nos. 2-79807 and 811-3586) filed with the Securities and Exchange Commission on October 30, 1997.

              (h) Transfer Agency Agreement between the Registrant and Alliance Fund Services, Inc. - Incorporated by reference to Exhibit No. 9 to Post-Effective Amendment No. 35 of Registrant's Registration Statement on Form N-1A (File Nos. 2-79807 and 811-3586) filed with the Securities and Exchange Commission on October 30, 1997.

              (i(1)     Opinion of Seward & Kissel LLP - filed herewith.

                   (2) Opinion of Sullivan & Worcester LLP - filed herewith.

              (j)  Consent of Independent Auditors - Not applicable.

              (k)  Not applicable.

              (l)  Not applicable.

              (m)  Rule 12b-1 Plan - See Exhibit (e) hereto.

              (n)  Financial Data Schedules - Not applicable.

              (p)  Code of Ethics - Not applicable, Money Market Fund.

              Other Exhibits:

                   Powers of Attorney of: John D. Carifa, Sam Y. Cross, Charles H. P. Duell, William H. Foulk, Jr., David K. Storrs, Shelby White, Dave H. Williams - Incorporated by reference to Other Exhibits to Post-Effective Amendment No. 36 of Registrant's Registration Statement on Form N-1A (File Nos. 2-79807 and 811-3586) filed with the Securities and Exchange Commission on October 29, 1998.

          Item 24. Persons Controlled by or Under Common Control with
                   Registrant.

                   None.

          Item 25. Indemnification

                   It is the Registrant's policy to indemnify its trustees and officers, employees and other agents as set forth in
                   Article V of Registrant's Agreement and Declaration of Trust, filed as Exhibit (a) in response to Item 23 and
                   Section 7 of the Distribution Agreement filed as Exhibit
                   (e) in response to Item 23, all as set forth below. The liability of the Registrant's trustees and officers is also dealt with in Article V of Registrant's Agreement and Declaration of Trust. The Adviser's liability for loss suffered by the Registrant or its shareholders is set forth in Section 4 of the Advisory Agreement filed as Exhibit (d) in response to Item 23, as set forth below.

              Article V of Registrant's Agreement and Declaration of Trust reads as follows:

                   Section 5.1 - No Personal Liability of Shareholders, Trustees, etc. No Shareholder shall be subject to any personal liability whatsoever to any Person in connection with Trust Property, including the property of any series of the Trust, or the acts, obligations or affairs of the Trust or any series thereof. No Trustee, officer, employee or agent of the Trust shall be subject to any personal liability whatsoever to any Person, other than the Trust or applicable series thereof or its Shareholders, in connection with Trust Property or the property of any series thereof or the affairs of the Trust or any series thereof, save only that arising from bad faith, willful misfeasance, gross negligence or reckless disregard for his duty to such Person; and all such Persons shall look solely to the Trust Property or the property of the appropriate series of the Trust for satisfaction of claims of any nature arising in connection with the affairs of the Trust or any series thereof. If any Shareholder, Trustee, officer, employee or agent, as such, of the Trust is made a party to any suit or proceeding to enforce any such liability, he shall not, on account thereof, be held to any personal liability. The Trust shall indemnify and hold each Shareholder harmless from and against all claims by reason of his being or having been a Shareholder, and shall reimburse such Shareholder for all legal and other expenses reasonably incurred by him in connection with any such claim or liability, provided that any such expenses shall be paid solely out of the funds and property of the series of the Trust with respect to which such Shareholder's Shares are issued. The rights accruing to a Shareholder under this Section 5.1 shall not exclude any other right to which such Shareholder may be lawfully entitled, nor shall anything herein contained restrict the right of the Trust to indemnify or reimburse a Shareholder in any appropriate situation even though not specifically provided herein.

                   Section 5.2 - Non-Liability of Trustees, etc. No Trustee, officer, employee or agent of the Trust shall be liable to the Trust, its Shareholders, or to any Shareholder, Trustee, officer, employee, or agent thereof for any action or failure to act (including without limitation the failure to compel in any way any former or acting Trustee to redress any breach of trust) except for his own bad faith, willful misfeasance, gross negligence or reckless disregard of his duties.

                   Section 5.3 - Indemnification.
                   (a) The Trustees shall provide for indemnification by the Trust (or by the appropriate series thereof) of every person who is, or has been, a Trustee or officer of the Trust against all liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof, in such manner as the Trustees may provide from time to time in the By-Laws.

                   (b)  The words "claim," "action," "suit," or
                   "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal, or other, including appeals), actual or threatened; and the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

                   Section 5.4 - No Bond Required of Trustees. No Trustee shall be obligated to give any bond or other security for performance of any of his duties hereunder.

                   Section 5.5 - No Duty of Investigation; Notice in Trust Instruments, Insurance. No purchaser, lender, transfer agent or other Person dealing with the Trustees or any officer, employee or agent of the Trust shall be bound to make any inquiry concerning the validity of any transaction purporting to be made by the Trustees or by said officer, employee or agent or be liable for the application of money or property paid, loaned, or delivered to or on the order of the Trustees or of said officer, employee or agent. Every obligation, contract, instrument, certificate, Share, other security of the Trust or undertaking, and every other act or thing whatsoever executed in connection with the Trust shall be conclusively presumed to have been executed or done by the executors thereof only in their capacity as Trustees under the Declaration or in their capacity as officers, employees or agents of the Trust. Every written obligation, contract, instrument, certificate, Share, other security of the Trust or undertaking made or issued by the Trustees shall recite that the same is executed or made by them not individually, but as Trustees under the Declaration, and that the obligations of any such instrument are not binding upon any of the Trustees or Shareholders, individually, but bind only the Trust Property or the property of the appropriate series of the Trust, and may contain any further recital which they or he may deem appropriate, but the omission of such recital shall not operate to bind the Trustees or Shareholders individually. The Trustees shall at all times maintain insurance for the protection of the Trust Property, its Shareholders, Trustees, officers, employees and agents in such amount as the Trustees shall deem adequate to cover possible tort liability, and such other insurance as the Trustees in their sole judgment shall deem advisable.

                   Section 5.6 - Reliance on Experts, etc. Each Trustee and officer or employee of the Trust shall, in the performance of his duties, be fully and completely justified and protected with regard to any act or any failure to act resulting from reliance in good faith upon the books of account or other records of the Trust, upon an opinion of counsel or upon reports made to the

                   Trust by any of its officers or employees or by the Investment Adviser, the Distributor, Transfer Agent, selected dealers, accountants, appraisers or other experts or consultants selected with reasonable care by the Trustees, officers or employees of the Trust, regardless of whether such counsel or expert may also be a Trustee.

                   The Advisory Agreement between Registrant and Alliance Capital Management L.P. provides that Alliance Capital Management L.P. will not be liable under such agreement for any mistake of judgment or in any event whatsoever except for lack of good faith and that nothing therein shall be deemed to protect, or purport to protect, Alliance Capital Management L.P. against any liability to Registrant or its security holders to which it would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of its duties thereunder, or by reason of reckless disregard of its obligations and duties thereunder.

                   The Distribution Agreement between the Registrant and Alliance Fund Distributors, Inc. provides that the Registrant will indemnify, defend and hold Alliance Fund Distributors, Inc., and any person who controls it within the meaning of Section 15 of the Investment Company Act of 1940, free and harmless from and against any and all claims, demands, liabilities and expenses which Alliance Fund Distributors, Inc. or any controlling person may incur arising out of or based upon any alleged untrue statement of a material fact contained in Registrant's Registration Statement or Prospectus or Statement of Additional Information or arising out of, or based upon any alleged omission to state a material fact required to be stated in or necessary to make the statements in either thereof not misleading; provided, however that nothing therein shall be so construed as to protect Alliance Fund Distributors, Inc. against any liability to Registrant or its security holders to which it would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of its duties thereunder, or by reason of reckless disregard of its obligations and duties thereunder.

                   The foregoing summaries are qualified by the entire text of Registrant's Agreement and Declaration of Trust, the Advisory Agreement between Registrant and Alliance Capital Management L.P. and the Distribution Agreement between Registrant and Alliance Fund Distributors, Inc.

                   Insofar as indemnification for liabilities arising under the Securities Act may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

                   In accordance with Release No. IC-11330 (September 2,
                   1980) the Registrant will indemnify its directors, officers, investment manager and principal underwriters only if (1) a final decision on the merits was issued by the court or other body before whom the proceeding was brought that the person to be indemnified (the "indemnitee") was not liable by reason or willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office ("disabling conduct") or (2) a reasonable determination is made, based upon a review of the facts, that the indemnitee was not liable of disabling conduct, by (a) the vote of a majority of a quorum of the directors who are neither "interested persons" of the Registrant as defined in section 2(a)(19) of the Investment Company Act of 1940 nor parties to the proceeding ("disinterested, non-party directors"), or
                   (b) an independent legal counsel in a written opinion. The Registrant will advance attorneys fees or other expenses incurred by its directors, officers, investment adviser or principal underwriters in defending a proceeding, upon the undertaking by or on behalf of the indemnitee to repay the advance unless it is ultimately determined that he is entitled to indemnification and, as a condition to the advance, (1) the indemnitee shall provide a security for his undertaking, (2) the Registrant shall be insured against losses arising by reason of any lawful advances, or (3) a majority of a quorum of disinterested, non-party directors of the

                   Registrant, or an independent legal counsel in a written opinion, shall determine, based on a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the indemnitee ultimately will be found entitled to indemnification.

                   The Registrant participates in a joint directors and officers liability insurance policy issued by the ICI Mutual Insurance Company. Coverage under this policy has been extended to directors, trustees and officers of the investment companies managed by Alliance Capital Management L.P. Under this policy, outside trustees and directors would be covered up to the limits specified for any claim against them for acts committed in their capacities as trustee or director. A pro rata share of the premium for this coverage is charged to each investment company.

          Item 26. Business and Other Connections of Investment Adviser.

                   The descriptions of Alliance Capital Management L.P. under the caption "The Adviser" in the Prospectus and "Management of the Fund" in the Prospectus and in the Statement of Additional Information constituting Parts A and B, respectively, of this Registration Statement are incorporated by reference herein.

                   The information as to the directors and executive officers of Alliance Capital Management Corporation, the general partner of Alliance Capital Management L.P., set forth in Alliance Capital Management L.P.'s Form ADV filed with the Securities and Exchange Commission on April 21, 1988 (File No. 801-32361) and amended through the date hereof, is incorporated by reference.

          Item 27. Principal Underwriters.

              (a) Alliance Fund Distributors, Inc., the Registrant's Principal Underwriter in connection with the sale of shares of the Registrant. Alliance Fund Distributors, Inc. also acts as Principal Underwriter or Distributor for the following investment companies:

              AFD Exchange Reserves
              Alliance All-Asia Investment Fund, Inc.
              Alliance Balanced Shares, Inc.
              Alliance Bond Fund, Inc.
              Alliance Capital Reserves
              Alliance Global Dollar Government Fund, Inc.
              Alliance Global Environment Fund, Inc.

              Alliance Global Small Cap Fund, Inc.
              Alliance Global Strategic Income Trust, Inc.
              Alliance Government Reserves
              Alliance Greater China '97 Fund, Inc.
              Alliance Growth and Income Fund, Inc.
              Alliance Health Care Fund, Inc.
              Alliance High Yield Fund, Inc.
              Alliance Institutional Funds, Inc.
              Alliance Institutional Reserves, Inc.
              Alliance International Fund
              Alliance International Premier Growth Fund, Inc.
              Alliance Limited Maturity Government Fund, Inc.
              Alliance Money Market Fund
              Alliance Mortgage Securities Income Fund, Inc.
              Alliance Multi-Market Strategy Trust, Inc.
              Alliance Municipal Income Fund, Inc.
              Alliance Municipal Income Fund II
              Alliance Municipal Trust
              Alliance New Europe Fund, Inc.
              Alliance North American Government Income Trust, Inc. Alliance Premier Growth Fund, Inc.
              Alliance Quasar Fund, Inc.
              Alliance Real Estate Investment Fund, Inc.
              Alliance Select Investor Series, Inc.
              Alliance Technology Fund, Inc.
              Alliance Utility Income Fund, Inc.
              Alliance Variable Products Series Fund, Inc.
              Alliance Worldwide Privatization Fund, Inc.
              The Alliance Fund, Inc.
              The Alliance Portfolios

              (b) The following are the Directors and Officers of Alliance Fund Distributors, Inc., the principal place of business of which is 1345 Avenue of the Americas, New York, New York, 10105.

                                      POSITIONS AND           POSITIONS AND
                                      OFFICES WITH            OFFICES WITH
              NAME                    UNDERWRITER             REGISTRANT

          Michael J. Laughlin         Director and Chairman

          John D. Carifa              Director

          Robert L. Errico            Director and President

          Geoffrey L. Hyde            Director and Senior
                                      Vice President

          Dave H. Williams            Director

          David Conine                Executive Vice President

          Richard K. Saccullo         Executive Vice President

          Edmund P. Bergan, Jr.       Senior Vice President,      Secretary
                                      General Counsel and
                                      Secretary

          Richard A. Davies           Senior Vice President
                                      and Managing Director

          Robert H. Joseph, Jr.       Senior Vice President
                                      and Chief Financial Officer

          Anne S. Drennan             Senior Vice President
                                      and Treasurer

          Benji A. Baer               Senior Vice President

          Karen J. Bullot             Senior Vice President

          John R. Carl                Senior Vice President

          James S. Comforti           Senior Vice President

          James L. Cronin             Senior Vice President

          Daniel J. Dart              Senior Vice President

          Byron M. Davis              Senior Vice President

          Mark J. Dunbar              Senior Vice President

          Donald N. Fritts            Senior Vice President

          Andrew L. Gangolf           Senior Vice President   Assistant
                                      and Assistant General   Secretary
                                      Counsel

          Bradley F. Hanson           Senior Vice President

          George H. Keith             Senior Vice President

          Richard E. Khaleel          Senior Vice President

          Stephen R. Laut             Senior Vice President

          Susan L. Matteson-King      Senior Vice President

          Daniel D. McGinley          Senior Vice President

          Antonios G. Poleondakis     Senior Vice President

          Robert E. Powers            Senior Vice President

          Domenick Pugliese           Senior Vice President   Assistant
                                      and Assistant General   Secretary
                                      Counsel

          Kevin A. Rowell             Senior Vice President

          John P. Schmidt             Senior Vice President

          Raymond S. Sclafani         Senior Vice President

          Gregory K. Shannahan        Senior Vice President

          Scott C. Sipple             Senior Vice President

          Joseph F. Sumanski          Senior Vice President

          Peter J. Szabo              Senior Vice President

          William C. White            Senior Vice President

          Nicholas K. Willett         Senior Vice President

          Richard A. Winge            Senior Vice President

          Emilie D. Wrapp             Senior Vice President
                                      and Assistant General
                                      Counsel

          Gerard J. Friscia           Vice President and
                                      Controller

          Ricardo Arreola             Vice President

          Kenneth F. Barkoff          Vice President

          Charles M. Barrett          Vice President

          Gregory P. Best             Vice President

          Casimir F. Bolanowski       Vice President

          Dale E. Boyd                Vice President

          Robert F. Brendli           Vice President

          Christopher L. Butts        Vice President

          Thomas C. Callahan          Vice President

          Kevin T. Cannon             Vice President

          Doris T. Ciliberti          Vice President

          William W. Collins, Jr.     Vice President

          Leo H. Cook                 Vice President

          Russell R. Corby            Vice President

          John W. Cronin              Vice President

          William J. Crouch           Vice President

          Robert J. Cruz              Vice President

          Richard W. Dabney           Vice President

          Richard P. Dyson            Vice President

          John C. Endahl              Vice President

          John E. English             Vice President

          Sohaila S. Farsheed         Vice President

          Daniel J. Frank             Vice President

          Shawn C. Gage               Vice President

          Joseph C. Gallagher         Vice President

          Michael J. Germain          Vice President

          Mark D. Gersten             Vice President          Treasurer and
                                                              Chief
                                                              Financial
                                                              Officer

          Hyman Glasman               Vice President

          John Grambone               Vice President

          Charles M. Greenberg        Vice President

          Alan Halfenger              Vice President

          William B. Hanigan          Vice President

          Michael S. Hart             Vice President

          Scott F. Hyer               Vice President

          Timothy A. Hill             Vice President

          Brian R. Hoegee             Vice President

          George R. Hrabovsky         Vice President

          Valerie J. Hugo             Vice President

          Michael J. Hutten           Vice President

          Scott Hutton                Vice President

          Oscar J. Isoba              Vice President

          Richard D. Keppler          Vice President

          Richard D. Kozlowski        Vice President

          Daniel W. Krause            Vice President

          Donna M. Lamback            Vice President

          P. Dean Lampe               Vice President

          Henry Michael Lesmeister    Vice President

          Eric L. Levinson            Vice President

          James M. Liptrot            Vice President

          James P. Luisi              Vice President

          Jerry W. Lynn               Vice President

          Michael F. Mahoney          Vice President

          Kathryn Austin Masters      Vice President

          Shawn P. McClain            Vice President

          David L. McGuire            Vice President

          Jeffrey P. Mellas           Vice President

          Michael V. Miller           Vice President

          Thomas F. Monnerat          Vice President

          Timothy S. Mulloy           Vice President

          Joanna D. Murray            Vice President

          Michael F. Nash, Jr.        Vice President

          Timothy H. Nasworthy        Vice President

          Nicole Nolan-Koester        Vice President

          Daniel A. Notto             Vice President

          Peter J. O'Brien            Vice President

          John C. O'Connell           Vice President

          John J. O'Connor            Vice President

          Daniel P. O'Donnell         Vice President

          Richard J. Olszewski        Vice President

          Jeffrey R. Petersen         Vice President

          Catherine N. Peterson       Vice President

          Joanne M. Philpott          Vice President

          James J. Posch              Vice President

          Bruce W. Reitz              Vice President

          Jeffrey B. Rood             Vice President

          Karen C. Satterberg         Vice President

          Robert C. Schultz           Vice President

          Richard J. Sidell           Vice President

          Clara Sierra                Vice President

          Teris A. Sinclair           Vice President

          Jeffrey C. Smith            Vice President

          David A. Solon              Vice President
          [6~
          John M. Sorrell             Vice President

          Martine H. Stansbery, Jr.   Vice President

          Eileen Stauber              Vice President

          Michael J. Tobin            Vice President

          Joseph T. Tocyloski         Vice President

          Benjamin H. Travers         Vice President

          David R. Turnbough          Vice President

          Andrew B. Vaughey           Vice President

          Wayne W. Wagner             Vice President

          Patrick E. Walsh            Vice President

          Mark E. Westmoreland        Vice President

          Paul C. Wharf               Vice President

          Stephen P. Wood             Vice President

          Michael W. Alexander        Assistant Vice
                                      President

          Richard J. Appaluccio       Assistant Vice
                                      President

          Paul G. Bishop              Assistant Vice
                                      President

          Mark S. Burns               Assistant Vice
                                      President

          John M. Capeci              Assistant Vice
                                      President

          Maria L. Carreras           Assistant Vice
                                      President

          John P. Chase               Assistant Vice
                                      President

          Judith A. Chin              Assistant Vice
                                      President

          Jorge Ciprian               Assistant Vice
                                      President

          William P. Condon           Assistant Vice
                                      President

          Jean A. Coomber             Assistant Vice
                                      President

          Terri J. Daly               Assistant Vice
                                      President

          Ralph A. DiMeglio           Assistant Vice
                                      President

          Faith C. Deutsch            Assistant Vice
                                      President

          Timothy J. Donegan          Assistant Vice
                                      President

          Adam E. Engelhardt          Assistant Vice
                                      President

          Michele Grossman            Assistant Vice
                                      President

          Arthur F. Hoyt, Jr.         Assistant Vice
                                      President

          David A. Hunt               Assistant Vice
                                      President

          Theresa Iosca               Assistant Vice
                                      President

          Erik A. Jorgensen           Assistant Vice
                                      President

          Eric G. Kalender            Assistant Vice
                                      President

          Elizabeth E. Keefe          Assistant Vice
                                      President

          Edward W. Kelly             Assistant Vice
                                      President

          Victor Kopelakis            Assistant Vice
                                      President

          Alexandra C. Landau         Assistant Vice
                                      President

          Laurel E. Lindner           Assistant Vice
                                      President

          Evamarie C. Lombardo        Assistant Vice
                                      President

          Richard F. Meier            Assistant Vice
                                      President

          Charles B. Nanick           Assistant Vice
                                      President

          Alex E. Pady                Assistant Vice
                                      President

          Raymond E. Parker           Assistant Vice
                                      President

          Wandra M. Perry-Hartsfield  Assistant Vice
                                      President

          Rizwan A. Raja              Assistant Vice
                                      President

          Carol H. Rappa              Assistant Vice
                                      President

          Brendan J. Reynolds         Assistant Vice
                                      President

          James A. Rie                Assistant Vice
                                      President

          Lauryn A. Rivello           Assistant Vice
                                      President

          Nancy D. Testa              Assistant Vice
                                      President

          Margaret M. Tompkins        Assistant Vice
                                      President

          Marie R. Vogel              Assistant Vice          Assistant
                                      President               Secretary

          Nina C. Wilkinson           Assistant Vice
                                      President

          Wesley S. Williams          Assistant Vice
                                      President

          Matthew Witschel            Assistant Vice
                                      President

          Mark R. Manley              Assistant Secretary

              (c)   Not applicable.

          ITEM 28.  Location of Accounts and Records.

                    The majority of the accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder are maintained as follows: journals, ledgers, securities records and other original records are maintained principally at the offices of Alliance Fund Services, Inc. 500 Plaza Drive, Secaucus, New Jersey 07094 and at the offices of State Street Bank and Trust Company, the Registrant's Custodian, 225 Franklin Street, Boston, Massachusetts 02110. All other records so required to be maintained are maintained at the offices of Alliance Capital Management L.P., 1345 Avenue of the Americas, New York, New York 10105.

          ITEM 29.  Management Services.

                    Not applicable.

          ITEM 30.  Undertakings.

                    The Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest report to shareholders, upon request and without charge.

                    The Registrant undertakes to provide assistance to shareholders in communications concerning the removal of any Trustee of the Fund in accordance with Section 16 of the Investment Company Act of 1940.

                                      SIGNATURE


                   Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 23rd day of June 2000.

                                            ALLIANCE MUNICIPAL TRUST


                                            By /s/ Ronald M. Whitehill
                                               ________________________
                                                   Ronald M. Whitehill
                                                       President


                   Pursuant to the requirements of the Securities Act of 1933, as amended, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

          Signature                            Title       Date

          1)  Principal
              Executive Officer

              /s/ Ronald M. Whitehill          President   June 23 11, 2000
                          ___________________
                  Ronald M. Whitehill

          2)  Principal Financial and
              Accounting Officer

              /s/ Mark D. Gersten              Treasurer   June 23, 2000
                  ____________________         and Chief
                  Mark D. Gersten              Financial
                                               Officer

          3)  All of the Trustees

              John D. Carifa           David K. Storrs
              Sam Y. Cross             Shelby White
              Charles H.P. Duell       Dave H. Williams
              William H. Foulk, Jr.

              By /s/ Edmund P. Bergan, Jr.                 June 23, 2000
                 _________________________
                      (Attorney-in-fact)
                     Edmund P. Bergan, Jr.

                                  Index to Exhibits




          (a)(3)   Certificate of Designation.
          (a)(4)   Certificate of Designation.
          (a)(5)   Certificate of Designation.
          (a)(6)   Certificate of Designation.
          (a)(7)   Certificate of Designation.
          (i)(1)   Opinion of Seward & Kissel LLP.
          (i)(2)   Opinion of Sullivan & Worcester LLP.

          [6~
          [6~






































                                        C-21
          00250433.AB6